As filed with the U.S. Securities and Exchange Commission on January 29, 2024
1933 Act Registration No. 333-237618
1940 Act registration No. 811-21111

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 63	☒

THRIVENT VARIABLE ANNUITY ACCOUNT I
(Exact Name of Registrant)
Thrivent Financial for Lutherans
(Name of Depositor)
600 Portland Avenue S., Suite 100
Minneapolis, Minnesota 55415
(Address of Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: 920-628-2347
Cynthia K. Mueller

4321 North Ballard Road
Appleton, WI 54919
(Name and Address of Agent for Service)
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) (1) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Rate Sheet Prospectus Supplement dated April 30, 2024
to the Prospectus dated April 30, 2024
THRIVENT RETIREMENT CHOICE VARIABLE ANNUITY
THRIVENT VARIABLE ANNUITY ACCOUNT I
For all states except New York
This Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus and should be read and kept with your prospectus. To obtain an additional copy of the current prospectus, please contact our Service Center at 1-800-847-4836.
This Rate Sheet Prospectus Supplement (“Rate Sheet”) applies if you elect the Thrivent Income Builder Rider. The optional Thrivent Income Builder Rider is a Guaranteed Lifetime Withdrawal Benefit (“GLWB”). You can find the current Rate Sheet at dfinview.com/Thrivent/RetirementChoice or call our Service Center to request a copy.
This Rate Sheet provides the current GLWB Rider Charge, Maximum GLWB Benefit Base, GLWB Credit Percentage, GLWB Benefit Base Guaranteed Minimum, GLWB Withdrawal Percentages, and the current GLWB investment restrictions.
This Rate Sheet has no specified end date, but it can be superseded at any time. Any new Rate Sheet will be available a minimum of 10 business days prior to its effective date. For complete information about the optional benefit referenced in this Rate Sheet Prospectus Supplement, please see the applicable subsection titled “Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider” section in the full Prospectus.
For applications signed on or after April 30, 2024,
where the specified premium arrives in good order within 90 days of the sign date, the following applies:
The Thrivent Income Builder (GLWB) Rider Charge will be deducted from the subaccounts of the Variable Account on a pro rata basis according to the ratio of each subaccount of the Variable Account to the Accumulated Value of the Variable Account. The charge will be deducted from the Fixed Account only if the variable subaccounts are depleted.
Annual Contract Expenses	Current
Thrivent Income Builder (GLWB) Rider Charge	1.45%
Your Maximum GLWB Benefit Base will be limited to the dollar amount below. In addition, the following factors will be variables in the calculation of your GLWB Rider benefit.
GLWB Rider Features	Current
Maximum GLWB Benefit Base	$10,000,000
GLWB Credit Percentage	6%
GLWB Benefit Base Guaranteed Minimum The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this contract. It is calculated as the sum of the following:
1) Premium allocated in the first Contract Year, multiplied by:	100%
2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by:
100%
1

The GLWB Withdrawal Percentage is set on the GLWB Calculation Date using the Contract Age of the Covered Person (or the younger Covered Person, if there are two) on that date. Once that GLWB Withdrawal Percentage is set on the GLWB Calculation Date, it cannot change.
GLWB Withdrawal Percentages
Contract Age	Single	Joint
50-59	3.50%	3.00%
60-64	4.25%	3.75%
65-69	5.50%	5.00%
70-74	5.75%	5.25%
75+	6.00%	5.50%
When you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted as follows. There are currently two options: the Asset Allocation Option and the Custom Option. These may change in the future pursuant to any Rate Sheet Prospectus Supplements.
Choose Between These Investment Options

Asset Allocation Option
Allocation Options	Required Allocation Percentages
Asset Allocation Portfolios	100%

Custom Option
Allocation Options	Required Allocation Percentages
Group 1	0-10%
Group 2	20-90%
Group 3	0-70%
Group 4	0-40%
Group 5	0-10%
Please include this Rate Sheet with your prospectus
32066A R4-24
2

Rate Sheet Prospectus Supplement dated April 30, 2024
to the Prospectus dated April 30, 2024
THRIVENT RETIREMENT CHOICE VARIABLE ANNUITY
THRIVENT VARIABLE ANNUITY ACCOUNT I
For New York sales only
This Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus and should be read and kept with your prospectus. To obtain an additional copy of the current prospectus, please contact our Service Center at 1-800-847-4836.
This Rate Sheet Prospectus Supplement (“Rate Sheet”) applies if you elect the Thrivent Income Builder Rider. The optional Thrivent Income Builder Rider is a Guaranteed Lifetime Withdrawal Benefit (“GLWB”). You can find the current Rate Sheet at dfinview.com/Thrivent/RetirementChoice or call our Service Center to request a copy.
This Rate Sheet provides the current GLWB Rider Charge, Maximum GLWB Benefit Base, GLWB Credit Percentage, GLWB Benefit Base Guaranteed Minimum, GLWB Withdrawal Percentage, and the current GLWB investment restrictions.
This Rate Sheet has no specified end date, but it can be superseded at any time. Any new Rate Sheet will be available a minimum of 10 business days prior to its effective date. For complete information about the optional benefit referenced in this Rate Sheet Prospectus Supplement, please see the applicable subsection titled “Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider” section in the full Prospectus.
For applications signed on or after April 30, 2024,
where the specified premium arrives in good order within 90 days of the sign date, the following applies:
The Thrivent Income Builder (GLWB) Rider Charge will be deducted from the subaccounts of the Variable Account on a pro rata basis according to the ratio of each subaccount of the Variable Account to the Accumulated Value of the Variable Account. The charge will not be deducted from the Fixed Account if the variable subaccounts are depleted.
Annual Contract Expenses	Current
Thrivent Income Builder (GLWB) Rider Charge	1.45%
Your Maximum GLWB Benefit Base will be limited to the dollar amount below. In addition, the following factors will be variables in the calculation of your GLWB Rider benefit.
GLWB Rider Features	Current
Maximum GLWB Benefit Base	$10,000,000
GLWB Credit Percentage	6%
GLWB Benefit Base Guaranteed Minimum The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this contract. It is calculated as the sum of the following:
1) Premium allocated in the first Contract Year, multiplied by:	100%
2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by:
100%

The GLWB Withdrawal Percentage is set on the GLWB Calculation Date using the Contract Age of the Covered Person (or the younger Covered Person, if there are two) on that date. Once that GLWB Withdrawal Percentage is set on the GLWB Calculation Date, it cannot change.
GLWB Withdrawal Percentages
Contract Age	Single	Joint
50-59	3.50%	3.00%
60-64	4.25%	3.75%
65-69	5.00%	4.50%
70-74	5.50%	5.00%
75-79	6.00%	5.50%
80-84	6.55%	6.05%
85-89	7.25%	6.75%
90-94	8.15%	7.65%
95+	9.30%	8.80%
When you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted as follows. There are currently two options: the Asset Allocation Option and the Custom Option. These may change in the future pursuant to any Rate Sheet Prospectus Supplements.
Choose Between These Investment Options

Asset Allocation Option
Allocation Options	Required Allocation Percentages
Asset Allocation Portfolios	100%

Custom Option
Allocation Options	Required Allocation Percentages
Group 1	0-10%
Group 2	20-90%
Group 3	0-70%
Group 4	0-40%
Group 5	0-10%
Please include this Rate Sheet with your prospectus
32066A-NY R8-23
2

Thrivent Retirement Choice Variable Annuity
Thrivent Variable Annuity Account I

Statutory Prospectus
April 30, 2024
This prospectus describes key features of the Thrivent Retirement Choice Variable Annuity Contract (the “Contract”) offered by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law.
This prospectus also describes certain optional features, not all of which may be available at the time you are interested in purchasing your Contract. We reserve the right to restrict availability of certain optional features. We may also make changes to optional features after your Contract is issued as specified in this prospectus. We reserve the right to reject any applications, subject to any applicable nondiscrimination laws and to our own standards and guidelines.
We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account I (the “Variable Account”) and/or the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio, which is an open-end management investment company (commonly known as a “mutual fund”).
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IF YOU ARE A NEW INVESTOR IN THE CONTRACT, YOU MAY CANCEL YOUR CONTRACT
WITHIN 10 DAYS OF RECEIVING IT WITHOUT PAYING FEES OR PENALTIES.
In some states, this cancellation period may be longer. Upon cancellation, you will receive a full refund of the amount you paid with your application, or your total Contract value. You should review the prospectus, or consult with your financial advisor or professional, for additional information about the specific cancellation terms that apply.
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Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this Contract or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Key Information
Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
If you withdraw money from the Contract within 7 years of your last premium payment, you may be assessed a Surrender Charge. Each premium payment will have its own 7-year Surrender Charge. The maximum Surrender Charge is
7% during the first two years and decreases by 1% for the next five years. If you make an early withdrawal, you could pay a Surrender Charge of up to
$7,000 on a $100,000 investment.
				Charges – Surrender Charges
Transaction Charges
In addition to Surrender Charges, there may also be charges for other transactions.
You may make 24 free transfers in each Contract Year. On subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing
Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
				Charges – Transfer Charge
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Charges
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of the Accumulated Value in each Subaccount)	0.50%	1.25%
	Investment Options ( Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio	0.23%	1.27%
	Optional benefits available for an additional charge (only one optional benefit may be selected)	Minimum	Maximum
	Thrivent Income Builder (GLWB) Rider Charge (as a percentage of the Benefit Base)	0.50%	2.50%
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0.20%	0.50%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

	Lowest Annual Cost: $1,506	Highest Annual Cost: $4,402
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses	Most expensive Portfolio fees and expenses
	No optional benefits	Thrivent Income Builder GLWB Rider
	No sales charges	No sales charges
	No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals
RISKS			Location in Statutory Prospectus
Risk of Loss	You can lose money investing in the Contract.		Principal Risks of Investing in the Contract
Not a Short-Term Investment	Not a short-term investment. Not appropriate for you if you need ready access to cash. Each premium payment has a 7-year Surrender Charge that may decrease the surrender value.		Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each investment option (including the Fixed
Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract
RESTRICTIONS			Location in Statutory Prospectus
Investments
The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed
Account.
If you have added the optional Thrivent Income Builder (GLWB) Rider to your
Contract, you will be subject to investment restrictions. There are currently two options available, the Asset Allocation Option or the Custom Allocation Option.
Premium and Accumulated Value allocations must comply with one of these options. We may change these options upon Notice.
We reserve the right to add, delete, combine or substitute investment
Subaccounts.
Purchases and Contract Value Appendix B – GLWB Rider Investment Restrictions
Optional Benefits
You may only select the GLWB Rider or the MADB Rider at the time of
Contract application. Only one optional benefit may be selected. Neither rider may be canceled within the first two years after the Date of Issue.
Withdrawals that exceed the limits under the GLWB Rider may reduce the
Benefit Base by an amount greater than the value withdrawn or could terminate the benefit.
The MADB is decreased by the same proportion as the Accumulated Value was decreased by a partial surrender. This may reduce the rider value by an amount greater than the value withdrawn or could terminate the benefit.
Benefits Available Under the Contract

TAXES	Location in Statutory Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract.
There is no additional tax benefit if the Contract is purchased through a tax-qualified individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Taxes
CONFLICTS OF INTEREST	Location in Statutory Prospectus
Investment Professional Compensation
Financial advisors or professionals receive compensation for selling the
Contracts . The financial advisor or professional will receive a base commission and may also receive trailing compensation based on the
Contract’sAccumulated Value. Financial advisors or professionals may have an incentive to offer or recommend the Contract over another investment.
Distribution of the Contracts
Exchanges
Some financial advisors or professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both Contracts, that it is preferable for you to purchase the new
Contract rather than continue to own the existing Contract.
Taxes - Exchanges of Annuity Contracts

Overview of the Contract
What is the Contract, and what is it designed to do?
The Contract is an individual flexible premium deferred variable annuity contract intended to help you accumulate assets for retirement or other long-term goals, through an investment in one or more Portfolios and the Fixed Account.
When you are ready to take money out of the annuity, the Contract offers withdrawals on an ad hoc or systematic basis. Annuities provide you the option of electing from several types of annuity payments (Settlement Options), that can be guaranteed for a set timeframe or for your lifetime. There is also an optional GLWB Rider, which you may add for an additional charge. With a GLWB Rider you may take out guaranteed withdrawal amounts for life, as long as you do not exceed the specified amount permitted.
The Contract offers a Standard Death Benefit if an Owner dies before the Maximum Annuity Date. For an additional charge, you may purchase an optional death benefit, the MADB Rider, which may increase the death benefit if the Owner dies before the Maximum Annuity Date. After any Annuity Date, amounts payable from that annuitized portion, if any, depend upon the terms of the Settlement Option.
For whom is the Contract appropriate?
The Contract may be appropriate if you have a long-term investment horizon. It is not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading.
What are the phases of the Contract?
The Contract has two phases, the accumulation phase and the income phase.
During the accumulation phase, you may make one or more premium payments and transfer Accumulated Value between the various investment options and the Fixed Account, subject to some limitations. Additional information about the available Subaccounts can be found in Appendix A at the end of this document. If you have the GLWB Rider, investment restrictions can be found in Appendix B.
The income phase begins when we begin to make payments to you. If you elect to annuitize, you may have all or part of your Contract’s Accumulated Value converted into guaranteed annuity payments (a Settlement Option).
What are the Contract’s primary features?
Investment Options: The Contract provides the opportunity for tax-deferred growth by allocating the Accumulated Value to a variety of investment options and the Fixed Account. For the current Fixed Account interest rate, please call our Service Center at 1-800-847-4836.
Tax Treatment: The premium payments you put into the Contract have the potential to accumulate on a tax-deferred basis. This means earnings are not taxed until money is paid out of the Contract.
Dollar Cost Averaging:  You may choose one of two different Dollar Cost Averaging Programs that allow you to have automatic periodic transfers made to one or more of the variable Portfolios. Either Dollar Cost Averaging Program allows such investments to be made in installments over time. The minimum premium necessary to establish a Dollar Cost Averaging Program is $10,000.
Asset Rebalancing: You may choose the Automatic Asset Rebalancing Program, which transfers your Accumulated Value among variable Portfolios on a regular basis according to your instructions. This can help you select a specific asset allocation and maintain it over time.
If you have the GLWB Rider, quarterly Asset Rebalancing will happen automatically to conform with the GLWB investment restrictions.

Death Benefits: We will pay Death Proceeds upon the death of an Owner, or the annuitant if the Owner is a Non-Natural Person. Death Proceeds are calculated at the end of the Valuation Period during which we receive at our Service Center a certified copy of the death certificate, or other lawful evidence providing equivalent information. The amount of Death Proceeds is the greater of the Accumulated Value or the Standard Death Benefit. Once calculated, Death Proceeds may continue to be subject to the investment experience of the Subaccounts until each beneficiary submits a claim form in good order.
Settlement Options: You may elect to convert all or some of your Accumulated Value into guaranteed annuity payments from us. A death benefit, if any, would then depend on the option selected.
What optional benefits are available for an additional cost?
Maximum Anniversary Death Benefit (MADB) Rider: The MADB Rider provides for a death benefit calculation that takes into account the highest Accumulated Value on any Contract Anniversary (up to Contract Age 80), adjusted for any premiums or surrenders made after that anniversary. The death benefit is calculated at the end of the valuation period during which we receive at our Service Center a certified copy of the death certificate, or other lawful evidence providing equivalent information. It is the Accumulated Value, Standard Death Benefit or MADB, whichever is highest. Once calculated, the death proceeds continue to be subject to the investment experience of the Subaccounts.  When a beneficiary provides a claim form in good order, that beneficiary's share of the death proceeds will be removed from the market.
Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider:  The GLWB Rider provides for guaranteed annual withdrawal amounts for as long as you live, even if your Contract’s value is depleted by these guaranteed withdrawals. If you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted to two options: the Asset Allocation and Custom Option. On the Date of Issue, you will have a GLWB Benefit Base equal to your initial premium. Thereafter, your GLWB Benefit Base will be adjusted for additional premiums. The more your Benefit Base grows, the higher guaranteed amount you will have when you begin taking withdrawals. You have the potential to grow your Benefit Base and increase your lifetime withdrawals in three ways:
Credits – If there are no withdrawals in the Contract Year, the Benefit Base will increase by a Credit Amount for 10 years, or up to Contract age 80, if sooner. The GLWB Credit Percentage is multiplied by your current Credit Base. Initially, the Credit Base is equal to the premium paid, and is increased by additional premiums paid. The Credit Base is also adjusted for any excess withdrawals taken.
Step-ups - If your Contract’s value is greater than your Benefit Base on your Contract Anniversary, the Benefit Base steps-up to the new Contract value and is locked in as your new Benefit Base. The Credit Base is increased to equal the stepped-up Benefit Base.
• Your future annual credits will then be based off your new Credit Base following a step-up.
• A new 10-year crediting period starts.
Guaranteed Minimum - If you haven’t taken any withdrawals in the first 12 years or until you reach age 71 (whichever is later), your Benefit Base is guaranteed to be a specified percentage (see Rate Sheet) of first year premiums plus a specified percentage (see Rate Sheet) of all other premiums.
The first time you take a withdrawal, a calculation occurs to determine the amount you can withdraw each Contract Year, without affecting your future guarantees. This amount is called the Guaranteed Annual Withdrawal Amount (GAWA). This initial GAWA is calculated by applying a Guaranteed Withdrawal Percentage to your Benefit Base. While you may withdraw more than the GAWA in a Contract Year, an additional withdrawal can result in a GLWB Excess Surrender, thereby reducing your future guarantees.
The GAWA may change from year to year depending on whether the Benefit Base was increased or decreased as a result of GLWB Excess Surrenders. Withdrawals of the GAWA are taxed in the same manner as partial surrenders under the Contract.

If a GLWB Rider has a single Covered Person that terminates due to death, while a Spouse may continue the Contract, a new GLWB Rider cannot be added to the Contract.
Please see the statutory prospectus for more information and examples of how this rider works.

Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Accumulated Value between investment options. State premium taxes do not apply.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	0%
Surrender Charge (as a percentage of purchase payments)[1]	7%
Transfer Charge[2]	$25
1We may assess a Surrender Charge for partial surrenders or surrenders that exceed the free surrender amount. Each premium payment will have its own 7-year Surrender Charge schedule. Earnings in the Contract are removed first and always without a Surrender Charge. Then, premiums are removed from the Contract on a first-in, first-out basis and are assessed Surrender Charge s based on full years since allocation. The Surrender Charge is 7% during the first two years and decreases by 1% for the next five years.
2You are allowed 24 transfers each Contract Year without a Transfer Charge. Transfers in excess of 24 will incur a $25 fee. Be advised additional transfers may be subject to our frequent trading policies.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
You may only add an optional benefit at the time of application and can only select the MADB Rider or the GLWB Rider. You may not select both.
Annual Contract Expenses	Maximum	Current
Administrative Expenses[3]	$50	$50
Base Contract Expenses[4]	1.25%	1.25%
Maximum Anniversary Death Benefit (MADB) Rider Charge[5]	0.50%	0.25%
Thrivent Income Builder (GLWB) Rider Charge[6]	2.50%	See Rate Sheet
3We will charge an Administrative Expense on each Contract Anniversary. We will waive the charge on any anniversary when the Accumulated Value is at least $50,000.
4The charge is a percentage of daily net assets in the Subaccounts. The Base Contract Expense pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.
5The charge is multiplied by the Maximum Anniversary Death Benefit (MADB), divided by four, and withdrawn quarterly. The first charge will be deducted on the first Rider Quarterly Anniversary for the three-month period that started on the Rider Date of Issue. Thereafter, the charge for each three-month period will be deducted on the Rider Quarterly Anniversary immediately after that three-month period.
6The charge is multiplied by the GLWB Benefit Base, divided by four, and withdrawn quarterly. The first charge will be deducted on the first Rider Quarterly Anniversary for the three-month period that started on the Rider Date of Issue. Thereafter, the charge for each three-month period will be deducted on the Rider Quarterly Anniversary immediately after that three-month period. The current charge for new elections for the GLWB Rider is disclosed in a Rate Sheet Prospectus Supplement.
Different fees and charges may apply after the Contract has been annuitized.
Charges after the Annuity Date
Commuted Value Charge (for Settlement Options that can be surrendered)	0.25%
As a fraternal benefit society, Thrivent is also required to have a Maintenance of Solvency provision that could require you to pay us an amount to maintain our financial strength. For a complete discussion of the Maintenance of Solvency provision, see Maintenance of Solvency in the statutory prospectus.
The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios corresponding to Subaccounts available under the Contract, including their annual expenses, may be found at the back of this document in Appendix A.
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.23%	1.27%
Expenses after reimbursements and/or fee waivers	0.23%	1.27%[7]
7The “Expenses after reimbursements and/or fee waivers” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Annual Portfolio Company Expenses and will continue for at least one year from the date of this prospectus.
This example is intended to help you compare the cost of investing in the Contract with cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and annual Portfolio expenses.
Example: Contract with the Thrivent Income Builder (GLWB) Rider

This example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the Contract has the most expensive optional benefit (GLWB Rider). Although your costs may be higher or lower, based on these assumptions, your costs would be8:

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$10,739	$20,294	$29,495	$55,751
Minimum Portfolio Expenses:	$9,769	$17,414	$24,707	$46,422
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$10,739	$20,294	$25,937	$55,751
Minimum Portfolio Expenses:	$9,769	$17,414	$20,951	$46,422
If you do not surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$4,402	$14,893	$25,937	$55,751
Minimum Portfolio Expenses:	$3,367	$11,839	$20,951	$46,422

8For this example, the following assumptions are used: 2.50% optional benefit charge, 1.25% mortality and expense risk charge and Portfolio operating expenses ranging from 1.27% to 0.23%.

Principal Risks of Investing in the Contract
This annuity has some risks which may include the following:
♦
Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
♦
Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Portfolios, which invest in underlying Funds. If the Portfolios you select increase in value, then your Accumulated Value goes up; if they decrease in value, your Accumulated Value goes down. How much your Accumulated Value goes up or down depends on the performance of the Portfolios. We do not guarantee the investment results of any Portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the prospectus for the Portfolio before making an investment decision.
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Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-time horizon.
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Insurance Company Risk. An investment in the Contract is subject to the risks related to Thrivent. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Thrivent.
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Fixed Account Risk. Amounts invested in the Fixed Account will be subject to the financial strength and claims-paying ability of Thrivent.
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Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 24 times in a Contract Year. In addition, the amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed Account. We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract. In addition, we reserve the right to add, remove or substitute investment options.
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Premium Payment Risk. The maximum aggregate Premiums you may make without our prior approval is $1 million.
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Fees and Charges. Deduction of Contract fees and charges, and optional benefit charges, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and optional benefits up to the maximum guaranteed fees and charges stated in your Contract or optional benefit rider.
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Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA or Roth IRA. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
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Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, the coronavirus (COVID-19) pandemic and other pandemics and epidemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers.
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Optional benefits.  You may need to take early partial surrenders, which have the potential to substantially reduce the benefits from optional riders.
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Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.
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Potentially Harmful Trading Activity. The Contract is not designed for frequent trading by anyone. Frequent trading may disrupt the underlying Portfolios and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. To protect Owners and the underlying Portfolios, we have policies and procedures to deter frequent trading between and among the Portfolios. We cannot guarantee that these policies and procedures will be effective in detecting and preventing all trading activity that could potentially disadvantage or hurt the rights or interests of other Owners.
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Cybersecurity Risk. We and our service providers may be susceptible to operational, cybersecurity, and related risks. In general, cybersecurity events can result from deliberate or unintentional events. Cybersecurity events include, but are not limited to, acts or attempts to gain unauthorized access to information and/or information systems, or to otherwise disrupt operations. Cybersecurity events affecting us, a Subaccount, or our service providers have the ability to disrupt and impact your Contract and our operations, including but not limited to, financial losses, ability to calculate Contract values and benefits, corrupting data or preventing parties from sharing information necessary for our operations, preventing and/or slowing transactions, potentially subjecting us to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Subaccounts may invest, which could result in material adverse consequences for such issuers and may cause the Subaccounts’ investments in such companies to lose value. While we and our service providers have established reasonable controls to mitigate the risk of a cybersecurity event, there are inherent limitations in such controls, plans and systems. Additionally, while we do have control frameworks and we do perform due diligence on our service providers, we cannot fully control the cybersecurity plans and systems put in place by our service providers or any other third parties whose operations may affect the Subaccounts or your Contract. Although we attempt to minimize such failures through controls and oversight, it is not possible to identify all operation risks that may affect the Subaccounts or your Contract, or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Subaccount may be adversely affected by the occurrence of the operational errors, failures, technological issues, or other similar events, and you may bear costs tied to these risks.
General Description of the Registrant, Depositor and Portfolios
Depositor
Thrivent Financial for Lutherans (“Thrivent”) is the Depositor of the Contract and is located at 600 Portland Ave S., Suite 100 Minneapolis, MN 55415.
Thrivent
Thrivent is a not-for-profit financial services membership organization of Christians helping our members achieve financial security and give back to their communities. We were organized in 1902 as a fraternal benefit society under Wisconsin law, and comply with Internal Revenue Code Section 501(c)(8). We are licensed to sell insurance in all states and the District of Columbia.
For more information, visit Thrivent.com.
Registrant
Thrivent Variable Annuity Account I is the Registrant for the Contract.
The Variable Account is a separate account of ours, which became available October 31, 2002. The Variable Account meets the definition of a “separate account” under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for mortality and expense risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.
1.Income, gains, and losses credited to, or charged against, Thrivent Variable Annuity Account I reflect the investment experience of Thrivent Variable Annuity Account I and not the investment experience of Thrivent’s other assets;
2.the assets of Thrivent Variable Annuity Account I may not be used to pay any liabilities of Thrivent other than those arising from the Contracts; and
3.Thrivent is obligated to pay all amounts promised to investors under the Contracts.
Portfolios
Information regarding each Portfolio, including its name, investment type, investment advisor and sub-advisor (if applicable), current expenses and performance is available in Appendix A to this prospectus. Each Portfolio has issued a prospectus containing more detailed information. You can view these online at dfinview.com/Thrivent/RetirementChoice. You can also request paper copy by calling our Service Center at 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Each Portfolio has its own investment objective, investment program, policies and restrictions. Although the investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other Portfolios, we do not represent or assure you that the investment results will be comparable to any other Portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain Portfolios available only through the Contract may have names similar to portfolios not available through the Contract. The performance of a Portfolio not available through the Contract does not indicate performance of the similarly named Portfolio available through the Contract.
You should carefully review the prospectuses for the Portfolio(s) you select. You should periodically consider your allocation among the Portfolios in light of current market conditions and your investment goals, risk tolerance and financial circumstances. Each Portfolio prospectus provides more complete information about the Portfolios in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.
Voting
To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.
Before the Maximum Annuity Date, an Owner shall have the voting interest with respect to Portfolio’s shares attributable to the Contract.
The number of votes which an Owner has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Portfolio.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Owners, will be voted by us in proportion to the instructions received from all Owners. As a result of proportionate voting, a small number of Owners could determine the outcome of the shareholder vote. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.
Voting privileges are not applicable to the Fixed Account.
Charges
Surrender Charge
We do not deduct a sales charge when we receive a premium payment. However, we may assess a Surrender Charge for partial surrenders or surrenders that exceed the free surrender amount or earnings or Required Minimum Distribution amount. We use this charge to cover certain expenses relating to the sale of the Contract. Each premium payment will have its own 7-year Surrender Charge schedule. The duration of each premium is the number of full years since that premium was allocated to this Contract. For the purpose of determining the Surrender Charge, surrenders are processed in the following order:
(1) First, the Contract’s earnings are reduced. The Contract’s earnings are:
(a) The Accumulated Value at the time the surrender is made;
Minus
(b) The total of premiums allocated to this Contract;
Plus
(c) The total of premiums that were previously surrendered.
(2) Thereafter, premiums that were not previously surrendered are reduced in the order that they were allocated to this Contract (first-in, first-out order).
In each Contract Year, you may surrender without a Surrender Charge an amount up to the greatest of
(1), (2), and (3):
(1) 10% of the Accumulated Value existing at the time the first surrender is made in that Contract Year.
(2) This Contract’s earnings.
(3) The Required Minimum Distribution, if any, that we determine for this Contract according to Section 401(a)(9) of the Internal Revenue Code, for;
(a) That calendar year, or
(b) The prior calendar year if the surrender is made in a Contract Year that began in the prior calendar year.
If the Contract includes the Thrivent Income Builder, no Surrender Charge will apply to partial surrenders as long as the total amount surrendered in a Contract Year is less than or equal to the Guaranteed Annual Withdrawal (GAWA) for that Contract Year.

The Surrender Charge schedule will be applied to the premiums reduced based on the duration of those premiums. The duration of each premium is the number of full years since that premium was allocated to this Contract. Upon a full surrender, all remaining premiums will be reduced.
The amount surrendered to pay the Surrender Charge is subject to the Surrender Charge.
Surrender Charges
Full years since allocation	Percentage Applied to surrender amount[1]
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7 +	0%
1Earnings in the Contract are removed first and always without a Surrender Charge. Then, premiums are removed from the Contract on a first-in, first-out basis and are assessed Surrender Charges based on full years since allocation.
Example of Full Surrender in Surrender Charge Period:
DeMarcus’s initial premium is $100,000. Other than an additional premium of $25,000 one year later, DeMarcus contributes no additional premium for the next five years. Also, DeMarcus makes no surrenders from the Contract for the next five years. Five full years after the initial premium allocation, and four full years after the additional premium, DeMarcus’s Accumulated Value is $175,000.
DeMarcus elects to make a full surrender (assume no GAWA or RMD applies in this example). DeMarcus’s earnings are $175,000 - $100,000 - $25,000 = $50,000, which are free of Surrender Charges. DeMarcus’s premiums are still in the Surrender Charge period, and his Surrender Charge is $100,000 X 3% + $25,000 X 4%, which is $4,000. DeMarcus’s cash surrender value is $175,000 - $4,000, which is $171,000.
Example of partial surrender in Surrender Charge period:
DeMarcus‘s initial premium is $100,000. Other than an additional premium of $25,000 one year later, DeMarcus contributes no additional premium for the next five years. Also, DeMarcus takes no surrenders from the Contract for the next five years. Five full years after the initial premium allocation, and four full years after the additional premium, DeMarcus’s Accumulated Value is $175,000.
DeMarcus elects to make a partial surrender of $90,000 on a “gross” basis (assume no GAWA or RMD applies in this example). DeMarcus’s earnings are $175,000 - $100,000 - $25,000 = $50,000, which are free of Surrender Charges. DeMarcus’s premiums are still in the Surrender Charge period, and the first-in, first-out method is used to determine the Surrender Charge. DeMarcus’s Surrender Charge is $40,000 X 3%, which is $1,200. DeMarcus’s surrender amount after the Surrender Charge is $90,000 - $1,200, which is $88,800. DeMarcus’s Accumulated Value after the partial surrender is $175,000 - $90,000, which is $85,000.
Waiver of Surrender Charges
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Surrenders Paid Under Certain Settlement Options. For surrenders of premiums made more than three years since that premium was allocated, there is no Surrender Charge applied to amounts you elect to have paid under:

(1)A Settlement Option for a fixed amount or a fixed period (described under Annuity Period), if the payment period equals or exceeds the longest remaining Surrender Charge period that would have applied, and the proceeds are not subsequently withdrawn.
(2)Options which involve a life income.
For Florida Contracts this provision applies after Contract Year one.
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Ten Percent Free Each Contract Year (minimum amount each year). 10% of the Accumulated Value existing at the time the first surrender is made in that Contract Year. This “Ten Percent Free” is not cumulative.
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Confinement of the Owner in a Hospital, Nursing Home, or Hospice. There is no Surrender Charge during or within 90 days after the end of the confinement of the Owner in a licensed hospital, nursing home, or hospice, provided that the confinement begins after the Contract has been issued and continues for at least 30 consecutive days. We will require proof of confinement satisfactory to us.
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Terminal Illness of the Owner. There is no Surrender Charge if the Owner has a life expectancy of 12 months or less. We will require certification by a physician acting within the scope of his or her license and may require independent medical verification.
Mortality and Expense Risk Charge
We assume certain financial risks associated with the Contracts. Those risks are of two basic types:
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Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Date will be greater than the Accumulated Value available to pay those benefits, and (2) annuity payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.
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Expense Risk. This is the risk that the expenses we incur with respect to the Contracts will exceed Contract charges.
As compensation for assuming these risks, we deduct a daily risk charge from the daily net assets in the Subaccounts. We guarantee that the mortality and expense risk charges for your Contract will never exceed the annual rates shown in the Fee and Expense Tables. The maximum charge as a percentage of daily net assets in the Subaccounts is 1.25%. See the Fee Table for more detail.
If the risk charge is insufficient to cover the actual cost of the risks assumed by us, we will bear the loss. We will not reduce annuity payments to compensate for the insufficiency. If the risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.
Maximum Anniversary Death Benefit (MADB) Rider Charge
The MADB Rider Charge is the charge for this rider. The MADB Rider Charge will be deducted from the Accumulated Value. It will be deducted from the Fixed Account and the Subaccounts of the Variable Account on a pro rata basis according to the ratio of the accumulated value in the Fixed Account and each Subaccount of the Variable Account to the Accumulated Value of the Contract as of the Rider Quarterly Anniversary. For Contracts issued in New York, the MADB Rider Charge is only assessed against the Subaccounts of the Variable Account. If the market is closed on the date the MADB Rider Charge should be processed, the charge will be processed on the next Valuation Date. The Rider Quarterly Anniversary is a date that is a multiple of three months following the date the rider is issued, and on the same date of the month as the date the rider is issued. If a month does not include that date, the Rider Quarterly Anniversary will be the last day of that month.
The first MADB Rider Charge will be deducted on the first Rider Quarterly Anniversary for the three-month period that started on the Rider Date of Issue. Thereafter, the MADB Rider Charge for each three-month period will be deducted on the Rider Quarterly Anniversary immediately after that three-month period.

On the day of each deduction, the MADB Rider Charge is calculated as the MADB multiplied by the MADB Rider Charge rate divided by four. The MADB Rider Charge is calculated after any changes to the MADB and the MADB Rider Charge rate that may occur prior to or on that day.
We may change the MADB Rider Charge rate at any time. It will never exceed the Maximum MADB Rider Charge of 0.50%. The current charge is 0.25%.
At rider termination, the MADB Rider Charge will be deducted for the final three-month period or portion thereof that the rider was in force. If rider termination occurs less than three months after the most recent Rider Quarterly Anniversary, the final MADB Rider Charge will be adjusted proportionately to reflect the time period that the rider was in force. The final MADB Rider Charge will be deducted immediately on the rider termination date. Thereafter, the MADB Rider Charge will cease.
Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider Charge
The Thrivent Income Builder (GLWB) Rider Charge is the charge for this rider. It will be deducted from the Subaccounts of the Variable Account on a pro rata basis according to the ratio of each Subaccount of the Variable Account to the Accumulated Value of the Variable Account. The charge will be deducted from the Fixed Account only if the variable Subaccounts are depleted. For Contracts issued in New York, the charge will not be deducted from the Fixed Account if the variable Subaccounts are depleted. If the market is closed on the date the Thrivent Income Builder (GLWB) Rider Charge should be processed, the charge will be processed on the next Valuation Date.
The first Thrivent Income Builder (GLWB) Rider Charge will be deducted on the first Rider Quarterly Anniversary for the three-month period that started on the Rider Date of Issue. Thereafter, the Thrivent Income Builder (GLWB) Rider Charge for each three-month period will be deducted on the Rider Quarterly Anniversary immediately after that three-month period. The Rider Quarterly Anniversary is a date that is a multiple of three months following the date the rider is issued, and on the same date of the month as the date the rider is issued. If a month does not include that date, the Rider Quarterly Anniversary will be the last day of that month.
On the day of each deduction, the Thrivent Income Builder (GLWB) Rider Charge is calculated as:
1) The GLWB Benefit Base;
Multiplied by
2) The Thrivent Income Builder (GLWB) Rider Charge Rate divided by four.
The Thrivent Income Builder (GLWB) Rider Charge is calculated after any changes to the GLWB Benefit Base and the GLWB Charge Rate that may occur on or prior to that day.
We may change the Thrivent Income Builder (GLWB) Rider Charge Rate at any time. It will never exceed the Maximum GLWB Charge Rate of 2.5%.
At rider termination, the Thrivent Income Builder (GLWB) Rider Charge will be deducted for the final three-month period or portion thereof that the rider was in force. If rider termination occurs less than three months after the most recent Rider Quarterly Anniversary, the final Thrivent Income Builder (GLWB) Rider Charge will be adjusted proportionately to reflect the time period that the rider was in force. The final Thrivent Income Builder (GLWB) Rider Charge will be deducted immediately on the rider termination date. Thereafter, the Thrivent Income Builder (GLWB) Rider Charge will cease.
Transfer Charge
You may make 24 free transfers in each Contract Year. On subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs), you will incur a $25 transfer charge. The transfer charge will be deducted from the amount transferred. Current IRS guidance references 12 transfers, however we believe that 24 transfers is acceptable under current law.

Surrender of a Settlement Option with a Guaranteed Period
If you are receiving annuity income with a guaranteed period, you may elect to receive a full or partial surrender of the commuted value of the remaining payments, unless the income elected was irrevocable. The value of the remaining payments on any day is based on the interest rate used to determine the income payable plus 0.25%. This increase of the rate used in the calculation is the Commuted Value Charge.
Expenses of the Portfolios
Because the Subaccounts purchase shares of the Portfolios; the accumulation unit values of the Subaccounts will reflect the corresponding Portfolio operating expenses or other expenses incurred by the Portfolio. See the Fee Table and the current prospectuses of the Portfolios.
Administrative Expenses
We will charge an Administrative Expense on each Contract Anniversary. The Maximum Annual Administrative Expense is $50.
However, we will waive the charge on any anniversary when the Accumulated Value is at least $50,000.
The charge will be taken from each Subaccount of the Variable Account and from the Fixed Account according to the ratio for this Contract of the Accumulated Value in each Subaccount and the Fixed Account to the Accumulated Value of the Contract.
Sufficiency of Charges
If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our General Account which may include, among other things, proceeds derived from risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.
Maintenance of Solvency
The Maintenance of Solvency provision is a legal requirement of a fraternal benefit society. The provision can come into play only when the reserves of a fraternal benefit society become impaired. That means there would be a serious concern with the financial position of the society. It is extremely unlikely that Thrivent would be in an impaired condition considering its financial position. In the extraordinary event that our reserves become impaired, you may be required to make an extra payment. This can happen only in the rare event that the insurance commissioner issued an order declaring us to be in a hazardous condition. If that happened, our Board of Directors would work with the commissioner to determine each member’s portion of the deficiency. You could submit additional funds, have the amount treated as a debt against the Contract, or take a reduction in benefits. Please be advised that a Maintenance of Solvency provision is applicable to all fraternal benefit societies, regardless of the financial position and ratings of the society. You may review our financial statements and reports from our independent public accounting firm in the Statement of Additional Information (SAI) found online at dfinview.com/Thrivent/RetirementChoice.
General Description of the Contracts
Entire Contract
Your entire Contract is comprised of:
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the Contract including any attached rider(s), if any, endorsements or amendments;
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the application attached to the Contract; and
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our Articles of Incorporation and Bylaws and all amendments to them. Benefits will not be reduced or eliminated by any future amendments to our Articles of Incorporation or Bylaws.

Owner and Beneficiaries
While an Owner is living and before the Maximum Annuity Date, you may exercise all of the owner’s rights under the Contract. If there are multiple owners, all must act in concert to exercise ownership rights. Joint owners must be federally recognized Spouses and each other’s sole primary beneficiary.
If the Contract was applied for as a juvenile Contract, the Owner (juvenile) may not exercise ownership rights until control is transferred to the Owner. Before control is transferred, the person who applied for the Contract as applicant/controller may exercise ownership rights on behalf of the Owner.
An Owner may (subject to the eligibility requirements in the bylaws of Thrivent) name a beneficiary to receive the death benefit or the annuity proceeds payable under the Contract.
No Beneficiary change shall take effect unless received by Thrivent at its Service Center. When Notice is received, any change shall take effect as of the date the request for beneficiary change was signed, as long as the request for change was mailed or actually delivered to Thrivent while the insured was alive. Such beneficiary change shall be null and void where Thrivent has made a good faith payment of the proceeds or has taken other action before receiving the change.
Spousal Continuation
If an Owner dies, and that Owner’s Spouse is the sole, primary beneficiary, the surviving Spouse may elect to continue this Contract in force under Spousal Continuation, to the extent permitted by law. See Benefits Available Under the Contract - Spousal Continuation.
Death of Annuitant After an Annuity Date
If an Annuitant dies while we are paying annuity income under a Settlement Option, any amounts payable will depend on the terms of that Settlement Option. See Annuity Period - Settlement Options.
Contract Termination
We will terminate your Contract on any Contract Anniversary if the Accumulated Value before the deduction of any Contract Maintenance Charge is less than $2,000. Upon termination, we will pay you the Accumulated Value.
Allocation of Premiums
You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account or the Fixed Account. We reserve the right to limit allocations or transfers to the Fixed Account. Certain investment options may be unavailable in some states.
The Accumulated Value of the Contract in the Subaccounts will vary primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. The interest rate that applies to the Fixed Account depends upon the rate in effect on the date of the allocation and subsequent rates guaranteed to never fall below the Fixed Account Guaranteed Minimum Interest Rate.
If your Contract is set up on monthly systematic purchases or surrenders, we will only send quarterly confirmation statements for these transactions.
Automatic Asset Rebalancing Program
The Automatic Asset Rebalancing Program transfers your Contract’s Accumulated Value among Portfolios (this excludes the Fixed Accounts) on a regular basis according to your instructions. The Automatic Asset Rebalancing Program is not allowed at the same time a Dollar Cost Averaging Program is being utilized.
On or before the Maximum Annuity Date, you may participate in an optional Asset Rebalancing Program that allows you to elect a specific asset allocation to maintain over time. You may not include the Fixed Account in the Asset Rebalancing Program. If you make additional premium payments or transfers into a Subaccount that was not previously included in the

Asset Rebalancing Program, those amounts will not be subject to rebalancing unless you revise your Asset Rebalancing Program. You may select any date to begin the Asset Rebalancing Program (except the 29th, 30th, or 31st of a month) and whether to have your Subaccounts reallocated quarterly, semiannually or annually. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. To participate in the Asset Rebalancing Program, complete the Asset Rebalancing Form at the time of your application or call 1-800-847-4836 to request an Asset Rebalancing Form. To terminate the Asset Rebalancing Program, you must provide Notice to us. The program will not terminate automatically by transferring your allocations to another Subaccount or combination of Subaccounts. Thrivent has the right to refuse or limit transfers to variable subaccounts at any time.
Dollar Cost Averaging Program
You may choose one of two different Dollar Cost Averaging Programs that allow you to have automatic periodic transfers made to one or more Subaccounts other than the Fixed Account. Only one Dollar Cost Averaging Program may be operating at any time. Dollar Cost Averaging is generally suitable if you are making a substantial premium payment to your Contract and desire to control the risk of investing at the top of a market cycle. Either Dollar Cost Averaging Program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar Cost Averaging does not guarantee that your Contract’s Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals. The Dollar Cost Averaging Programs you may participate in are described below. The Dollar Cost Averaging Program is not available at the same time you have Automatic Asset Rebalancing or if you have the Thrivent Income Builder (GLWB) Rider.
Dollar Cost Averaging from the Fixed Account. You may dedicate a premium of at least $10,000 at any time to be allocated to a one-year allocation in the Fixed Account (the “DCA Fixed Account”) for automatic monthly transfers to one or more Subaccounts. You may not transfer to the Fixed Account in the Dollar Cost Averaging Program. The amount allocated to the DCA Fixed Account may be credited with a higher interest rate that will be determined when the payment is received and will be guaranteed for the duration of the one-year period. Premiums can be added to an existing DCA Fixed Account and will transfer out on the existing schedule.
One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts when we allocate your initial premium, and subsequent transfers will be made on the same date each month for the next 11 months. If that date falls on a date at the end of the month, such as the 29th, 30th, or the 31st and the subsequent month does not have a comparable date, we will process the transfer on the last day of the month. If the date falls on a weekend the transfer will be processed on the following business day. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Thrivent Money Market Subaccount unless you request that it be transferred to a different Subaccount.
Money Market Dollar Cost Averaging. At any time, you may establish a Dollar Cost Averaging Program to make periodic transfers of at least $200 from the Thrivent Money Market Subaccount to one or more of the Subaccounts but not the Fixed Account. At least $10,000 must be allocated with premiums and/or transfers to the DCA Money Market account for it to be established. Premiums and transfers can be added to an existing DCA Money Market account and will transfer out according to the existing transfer schedule. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date and the Dollar Cost Averaging Program will terminate. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Money Market Subaccount has been depleted or until you notify us to discontinue the Program. In order to begin, terminate or resume the Program, we must receive Notice.
Exchange Program
From time to time, we may offer programs for certain variable annuities issued by Thrivent to be exchanged for the Contract described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees that are provided by the Contract you currently own to the benefits and guarantees provided by the new Contract being offered. You should also compare the fees and charges of your current Contract to the new Contract being offered as they may be higher than your current Contract. The programs we offer will be made available on terms and conditions determined by us and any such program will comply with applicable law.
General Account
The General Account is the general account of Thrivent, which consists of all assets of Thrivent other than those allocated to a Separate Account. Allocations to the Fixed Account are maintained in the General Account. Insurance benefits are paid from the General Account and are subject to Thrivent’s claims-paying ability.
Contract or Registrant Changes
Shares of Thrivent Portfolios are sold to other Portfolios, to other insurance company separate accounts of ours, and to other insurance company separate accounts not affiliated with us. We may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts to invest simultaneously in the Portfolio, although we do not foresee any such disadvantages to either variable annuity or variable life insurance Contract Owners. The Portfolio’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:
♦
Changes in state insurance laws;
♦
Changes in Federal income tax law;
♦
Changes in the investment management of the Portfolio; or
♦
Differences in voting instructions between those given by the Contract Owners from the different separate accounts.
If we believe the responses of the Portfolio to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of shares by one or more of the separate accounts, which could have adverse consequences.
The Subaccounts will purchase and redeem from the corresponding Portfolios at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount, or the Fixed Account, as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in that Portfolio and retained as assets of the corresponding Subaccount.
Addition, Deletion, Combination, or Substitution of Investments
At our sole discretion and to the fullest extent permitted by law, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:
♦
Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
♦
Substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion;
♦
Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;
♦
Transfer assets supporting the Contract from one Subaccount to another or from the Variable Account to another Variable Account;
♦
Combine the Variable Account with other variable accounts, and/or create new variable accounts;
♦
Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

♦
Modify the provisions to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.
The Portfolios, which sell their shares to the Subaccounts, also may terminate these arrangements and discontinue offering their shares to the Subaccounts. We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.
Income, gains and losses, whether or not realized, from the assets in each Subaccount are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. The value of the assets in the Variable Account is determined at the end of each Valuation Date.
If investment in any particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may close or combine any of the current Portfolios. We may close a Portfolio to new investment but continue to allow current investors to add additional premium payments, or we may combine the Portfolio with another Portfolio. The substituted investment option may have different fees and expenses. We will not make any substitutions without receiving any necessary approval of the SEC and state insurance departments, if applicable. You will be notified of any substitutions. This notification will include the name of the Portfolio being modified, the approximate date of the shareholder vote (if applicable), the date the combination will be completed (if approved and if applicable), the date that the Portfolio will be closed to new investment selections, the date that funds can no longer be applied to the Portfolio and the description of where the current value will move to (if applicable) and where future premium payments (if any) will be applied. Subaccounts may be opened, closed or substituted with regard to any of the following as of any specified date: 1) existing Accumulated Value; 2) future payments; and 3) existing and/or future Contract Owners. Each Portfolio sells its shares to the Subaccounts pursuant to a participation agreement and may terminate the agreement and discontinue offering its shares to the Subaccounts.
In addition, we reserve the right to make other structural and operational changes affecting the Variable Account.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges. You could lose some or all of your money.
Frequent Trading Among Subaccounts and Other Transactions
Frequent or unusual premium payments, withdrawals or transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. In addition, frequent transactions may increase costs of the underlying fund, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund. We have policies and procedures to discourage frequent transactions. We use reasonable efforts to apply the policies and procedures uniformly.
As described in the Charges - Transfer Charge section, we impose a fee if transfers made within a given time period exceed a maximum contractual number. If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days.
We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner activity based on a history of frequent transactions. When monitoring Contract Owner activity, we may consider several factors to evaluate transaction activity including, but not limited to, the amount and frequency of premiums and withdrawals, the amount of time between transfers and trading patterns. In making this evaluation, we may consider transactions in multiple Contracts under common ownership or control.

We may also, without prior notice, limit, modify, restrict, suspend, or eliminate your right to continue frequent transactions. We monitor for frequent activity based upon established parameters that are applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between premium payments and withdrawals, the length of the holding period between Subaccount transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. Exceptions may apply to Dollar Cost Averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.
Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent is unable to detect and deter abusive trading practices.
We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Contract Owners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Contract Owners’ transfer request if our order to purchase shares of the Fund is not accepted by, or is reversed by, an applicable fund.
Assignments
Assignment is the transfer of Contract ownership from one party to another. If the Contract was issued in a Qualified Plan, then before the Annuity Date:
♦
You may transfer ownership to a trust, custodian, or employer, unless the plan is governed by Sections 408 or 408A of the Internal Revenue Code.
♦
If the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant.
♦
Except as described above, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.
If the Contract is not used in a Qualified Plan, then, before the Annuity Date, ownership may be transferred subject to our approval, except that joint Annuitants who are also joint owners may not transfer ownership to a natural person, and the Contract may be assigned as collateral. If the Contract was applied for as a juvenile Contract, then ownership may be transferred only after control has been transferred to the Annuitant.
We must receive and approve any assignment request before it is effective. We are not responsible for the validity or effect of any assignment.
You should consider the tax implications of an assignment. See Taxes.
Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial advisors and professionals, and our customers to comply with certain procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to reject premiums. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.

Under applicable anti-money laundering rules and other regulations, certain transactions may be suspended, restricted or cancelled and any proceeds may be withheld. Laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.
Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.
Reports to Contract Owners
At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.
Gender Neutral Benefits
In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.
Generally, annuity payments described in this prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:
♦
Contracts used in an employer sponsored retirement plan; and
♦
Contracts issued in Massachusetts and Montana.
Annuity Period
Annuity Date
You may select one or more dates to begin an annuity income under a Settlement Option. Each Settlement Option will begin on an Annuity Date.
Maximum Annuity Date
The Maximum Annuity Date stated in your Contract is the latest date on which we will begin paying you an annuity income. At issue, the Maximum Annuity Date is set to the Contract Anniversary when the oldest Owner is age 95 under the Contract. At the Maximum Annuity Date stated in your Contract, we may, at our discretion, allow you to extend the Maximum Annuity Date.
If the Thrivent Income Builder (GLWB) Rider is in place on the Maximum Annuity Date, annuity payments will be at least as much as the Guaranteed Annual Withdrawal Amount (GAWA).
Your Contract provides for a death benefit if an Owner dies before the Maximum Annuity Date. After the Maximum Annuity Date, amounts payable, if any, depend on the terms of the Settlement Option.
Annuity Income
An annuity income will be calculated using the amount of cash surrender value on an Annuity Date.

For any surrender made more than three years after the date that premium was allocated to the Contract, no Surrender Charge will be deducted from the portion of the amount surrendered which is paid under Options 2 or 3 (listed below), provided that payments will be made for at least as long as the greatest number of months remaining in any Surrender Charge schedule that otherwise would have applied and the proceeds are not subsequently withdrawn.
Surrender Charges will also be waived for an election of Option 4 or 5 (listed below) or any other life income option agreed to by us.
We will pay you the annuity income under a settlement agreement according to the annuity Settlement Option that you select. However, we will pay a single sum if the Accumulated Value on the Maximum Annuity Date is less than $2,000. If we pay you proceeds in a single sum, your Contract will terminate.
If you have not selected either a Settlement Option or a single sum payment by the Maximum Annuity Date, we will pay proceeds of $2,000 or more using an annuity with (1) life income with 10-year guarantee period if one Annuitant is living on the Maximum Annuity Date, or (2) joint and survivor life income with a 10-year guarantee period if two Annuitants are living on the Maximum Annuity Date.
Settlement Options
You may elect to have your full proceeds ($2,000 or more) paid to you under an annuity Settlement Option or a combination of options.
Proceeds from death or surrender are payable in a lump sum unless otherwise provided. Instead of a lump sum, proceeds from death or surrenders of $2,000 or more may be paid under a Settlement Option by means of a settlement agreement that we will issue.
♦
Option 1 - Interest Income. The proceeds may be left on deposit. Interest earned may be paid in cash at regular intervals or left to accumulate at interest. We will pay interest at a rate not less than the guaranteed interest rate. All or part of these proceeds may be withdrawn upon request.
♦
Option 2 - Income of a Fixed Amount. We will pay annuity income of a fixed amount at agreed upon intervals. The fixed amount must not result in a payment period that exceeds 360 months. We reserve the right to require a fixed amount that results in a payment period of at least 60 months. Interest will be credited on the unpaid balance at a rate not less than the guaranteed interest rate. Income will be paid until the proceeds and interest are paid in full. After the first payment is made, this option may not be changed except as described in the Contract.
♦
Option 3 - Income for a Fixed Period. We will pay annuity income for a fixed period not to exceed 360 months. We reserve the right to require a fixed period of at least 60 months. Interest will be credited on the unpaid balance at a rate not less than the guaranteed interest rate. After the first payment is made, this option may not be changed except as described in the Contract.
♦
Option 4 - Life Income with Guaranteed Period. We will pay annuity income for the lifetime of the Annuitant of the settlement agreement. A guaranteed period of up to 360 months may be elected. If the Annuitant dies during the guaranteed period, payments will be continued to the end of the period and will be paid to the agreement’s beneficiary. After the first payment is made, this option may not be changed except as described in of the Contract. Income will not be less than an income based on the mortality table and guaranteed interest rate using the sex and adjusted age of the annuitant on his or her birthday nearest the date of settlement. If we are making payments under a life income Settlement Option with a guaranteed period, an owner of the Settlement Option may elect to receive a lump sum instead of continuing payments while in the guaranteed period, unless the Settlement Option election was irrevocable. The value of the remaining payments on any day is based on the interest rate used to determine the income payable plus 0.25%. This increase of the rate used in the calculation is the Commuted Value Charge. If an owner or Annuitant dies on or after the Annuity Date and before all of the annuity proceeds have been paid, we must pay any remaining annuity proceeds under the Settlement Option at least as rapidly as payments were being paid under that Settlement Option on the date of death.

♦
Option 5 - Joint and Survivor Life Income with Guaranteed Period. We will pay annuity income as long as at least one of the two Annuitants of the Settlement Option agreement is alive. A guaranteed period of up to 360 months may be elected. If one Annuitant dies during the guaranteed period, payments will continue for the lifetime of the surviving Annuitant. Before the first payment is made under this option, a reduction factor may be elected which will reduce any payments made after the guaranteed period by the elected reduction factor if only one annuitant is then living. Payments made during the guaranteed period will be larger if a reduction factor is elected. If both Annuitants die during the guaranteed period, payments will be continued to the end of that period and will be paid to the agreement’s beneficiary. After the first payment is made, this option may not be changed except as described in the Contract. Income will not be less than an income based on the mortality table and guaranteed interest rate using the sex and adjusted age of each Annuitant on his or her birthday nearest the date of settlement. If we are making payments under a life income Settlement Option with a guaranteed period, an owner of the Settlement Option may elect to receive a lump sum instead of continuing payments while in the guaranteed period, unless the Settlement Option election was irrevocable. The value of the remaining payments on any day is based on the interest rate used to determine the income payable plus 0.25%. This increase of the rate used in the calculation is the Commuted Value Charge. If an owner or Annuitant dies on or after the Annuity Date and before all of the annuity proceeds have been paid, we must pay any remaining annuity proceeds under the Settlement Option at least as rapidly as payments were being paid under that Settlement Option on the date of death.
♦
Option 6 – Other Options. The proceeds may be paid under any other Settlement Option agreeable to us.
Adjusted Age
As used in Options 4 and 5, adjusted age is the age of an Annuitant on his or her birthday nearest the date of settlement minus the adjustment shown below:
Years of First Payment	Age Adjustment
2020-2029	0
2030-2039	1
2040-2049	2
2050-2059	3
2060-2069	4
2070-2079*	5
*For each succeeding decade, the age adjustment continues to increase by 1.
Partial Annuitization
Federal tax law permits taxpayers to annuitize a portion of their annuity while leaving the remaining balance tax deferred. You may elect to have a portion of your proceeds ($2,000 or more) paid to you under an annuity Settlement Option or a combination of options. The Settlement Option(s) must be for a fixed amount or fixed period payable for at least ten years, or a single or joint life income with or without a guaranteed period. If this requirement is met, the Settlement Option and the tax-deferred balance will generally be treated as two separate Contracts for income tax purposes only. Your after-tax premiums in your Contract will be allocated pro-rata between the Settlement Option and the portion that remains deferred.
Frequency of Annuity Payments
Annuity payments under a Settlement Option will be paid at monthly intervals unless you and we agree to a different payment schedule. Payments under any Settlement Option must be in amounts at least as great as $50. If annuity payments would be or become less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50.

Benefits Available Under the Contract
The following tables summarize information about the benefits under the Contract.
Death Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Standard Death Benefit	Pays the beneficiary if the owner dies during the accumulation phase.	Standard	No additional charge	No additional charge	♦ Withdrawals reduce the benefit.
Maximum Anniversary Death Benefit (MADB) Rider	May increase the amount of the death benefit if the owner dies during the accumulation phase. It can provide you with an increased death benefit based on the Accumulated Value on a Contract Anniversary .	Optional	0.50%[1]	0.25%	♦ Only available at issue if you are no more than Issue Age nearest 75. ♦ This is not available if the GLWB Rider is selected. ♦ Withdrawals reduce the benefit.
1See Charges-MADB Rider Charge in this prospectus for more information.
Living Benefit
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider	Allows you to withdraw up to a Guaranteed Annual Withdrawal Amount each Contract Year for life.	Optional	2.50%[2]	See Rate Sheet%[2]
♦  Investment
restrictions apply
♦  Only available at
issue if you are
age nearest 50 to
85 on the Rider
Date of Issue.
♦  The minimum
required premium
is $25,000.
♦  Cannot terminate
Rider until 2 years
after issue.
♦  This is not available
if the MADB is
selected.
♦  Excess withdrawals
reduce the benefit.

2See Charges-Thrivent Income Builder (GLWB) Rider Charge in this prospectus for more information.

Other Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions and Limitations
Automatic Asset Rebalancing	Asset Rebalancing allows you to elect a specific asset allocation to maintain over time.	Standard	None	None	♦ You may not include the Fixed Account.
Dollar Cost Averaging
Dollar Cost Averaging
allows you to have
automatic periodic
transfers to one or more
Subaccounts other than
the Fixed Account. If you
have the GLWB Rider,
quarterly Asset
Rebalancing will happen
automatically to conform
with the GLWB investment
restrictions.
		Standard	None	None	♦ You may not Dollar Cost Average into the Fixed Account.
Systematic Partial Surrenders	Allows for ongoing withdrawals from your investment options during the Accumulation Phase.	Standard	None	None	♦ Surrender Charge s may apply to amounts in excess of the free amount. ♦ Taxes or penalties may apply.
Free Surrender Amounts
Surrender Charges apply
only to amounts that
exceed the greatest of
10% of the Accumulated
Value existing at the time
the first surrender is made
in a Contract Year, the
Contract’s earnings or
Required Minimum
Distribution.
		Standard	None	None	♦ A 10% free surrender amount applies to each separate Contract Year.
Confinement of the Owner in a Hospital, Nursing Home, or Hospice	Surrender Charges are waived during or within 90 days after the end of confinement of the owner.	Standard	None	None	♦ Confinement must begin after the Contract has been issued and must continue at least 30 days.
Terminal Illness	Surrender Charges are waived if the Owner has a life expectancy of 12 months or less.	Standard	None	None	♦ Certification from a licensed physician acting within the scope of his or her license will be required.
Death Benefit Before the Maximum Annuity Date
We will pay Death Proceeds upon the death of an Owner. If the Owner is a Non-Natural Person, we will pay Death Proceeds upon the death of an Annuitant. Death Proceeds will be paid only if the date of death is before the Maximum Annuity Date and the Accumulated Value is greater than zero on the date of death. Death Proceeds will be paid to the beneficiaries.

Death Proceeds are calculated at the end of the Valuation Period during which we receive at our Service Center a certified copy of the death certificate of the decedent, or other lawful evidence providing equivalent information.
The amount of Death Proceeds is the greatest of the following:
1)The Accumulated Value.
2)The Standard Death Benefit.
3)The Maximum Anniversary Death Benefit, if any.
Any amount of the Death Benefit in excess of the Accumulated Value will be allocated to the Subaccounts and/or the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. Once calculated, Death Proceeds may continue to be subject to the investment experience of the Subaccounts. When based on the investment experience of the Subaccounts, Death Proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Only when the beneficiary provides the claim form and all claim requirements in good order will that beneficiary’s share of the Death Proceeds be removed from the market so that claim payment can be made. In the case of multiple beneficiaries, we must receive a completed form from each beneficiary. We process each claim independently. Surrender Charges do not apply to Death Proceeds.
Example of calculation of death proceeds:
Carlos died on June 20. Since the Contract’s issue date, Carlos contributed a total of $300,000 of premium payments to his Contract and made no withdrawals. On June 25, we received proof of death. The current Accumulated Value of Carlos’s Contract on that day was $275,000. The Standard Death Benefit provides for an infusion to the Contract if the total premium payments adjusted for surrenders exceed the Accumulated Value when we receive proof of death. We determined Carlos’s Standard Death Benefit by comparing the following:
Comparison Values
Total premiums paid	$300,000
Accumulated Value	$275,000
Standard Death Benefit	$300,000
Since the highest value is $300,000, an amount is infused into the Contract to bring the value of the Contract up to $300,000 ($25,000 + $275,000 = $300,000). This amount equals the death proceeds.
Death Proceeds fluctuate daily and are not guaranteed as to minimum dollar amount. No proceeds are distributed until we receive all claim requirements in good order.
Example of Paying Death Proceeds to Beneficiaries:
On June 25, we received proof of death; we determined that the death proceeds were $300,000 as of that day (30,000 accumulation units x $10 each). Carlos’s two children are the beneficiaries and are entitled to  1∕2 each (as a result, each one is entitled to 15,000 accumulation units). Beneficiaries submit their claim forms on different dates. As a result they receive the following:
Date	Beneficiary	Accumulation Unit Value	Death Proceeds Received
July 10	Ramona	$11	15,000 x $11= $165,000
July 20	Sofia	$9	15,000 x $9= $135,000
Beneficiaries who are natural persons may elect to receive the death benefit in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Period - Settlement Options.

Standard Death Benefit
A Standard Death Benefit is payable if an Owner dies before the Maximum Annuity Date. The Standard Death Benefit is equal to the adjusted sum of premiums as follows:
(1) As of the day a premium is received by us, the sum is increased by the amount of that premium.
(2) As of the day a partial surrender is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by the amount taken.
If this Contract is continued under Spousal Continuation, then on any date on or after the Continuation Date, the adjusted sum of premiums will be determined using only premiums paid and partial surrenders taken on or after the Continuation Date. The Accumulated Value on the Continuation Date will be deemed a premium paid on that date for purposes of this provision.
Spousal Continuation
If an Owner dies, and that Owner’s Spouse is the sole primary beneficiary, that Spouse may elect to continue this Contract in force under Spousal Continuation, to the extent permitted by law. Spousal Continuation, if elected, is subject to the following:
1)Spousal Continuation is effective on the date that the election is made (the Continuation Date).
2)The Spouse will be the Owner and Annuitant on the Continuation Date.
3)Contract benefits that continue will be determined using the Accumulated Value on the Continuation Date. The Surrender Charge schedule will continue as if the death had not occurred. Note that if the deceased Spouse was a single Covered Person under a GLWB Rider, that GLWB Rider terminates. A new GLWB Rider cannot be added to the Contract.
4)Spousal Continuation is elected in lieu of receiving Death Proceeds.
5)Death Proceeds are calculated on the date we receive Proof of Death of an Owner. Any excess of Death Proceeds over Accumulated Value on that date will be added to the Accumulated Value. This amount will be allocated to Subaccounts of the Variable Account and to the Fixed Account according to the ratio of the Accumulated Value in each to the total Accumulated Value.
6)Spousal Continuation may be elected only once in this Contract.
The Spouse will have 60 days from the date we receive proof of death in which to elect to receive Death Proceeds or continue the Contract under Spousal Continuation. If an election is not made within 60 days, we will deem that Spousal Continuation has been elected on the 61st day, and that day will be the Continuation Date.
Death of Annuitant After an Annuity Date
If an Annuitant dies while we are paying annuity income under a Settlement Option, any amounts payable will depend on the terms of that Settlement Option. See Annuity Period—Settlement Options.
Maximum Anniversary Death Benefit (MADB) Rider
The Maximum Anniversary Death Benefit (MADB) Rider is only available at issue if no more than age 75 (age nearest). The MADB Rider is not available if you elect the Thrivent Income Builder (GLWB) Rider.
For purposes of this MADB Rider, the individual referenced must be an Owner. If the Owner is a Non-Natural Person, the individual referenced must be an Annuitant.
The amount of Death Proceeds is the greatest of the following:
1) The Accumulated Value.
2) The Standard Death Benefit.

3) The Maximum Anniversary Death Benefit.
On any day through the Contract Anniversary on which the oldest individual attains Contract Age 80, the MADB is the greatest of the Anniversary Death Benefits determined as follows during the first Contract Year and for each Contract Anniversary.
1) The Anniversary Death Benefit on any day during the first Contract Year equals the adjusted sum of premiums determined as follows in chronological order:
a) As of the day a premium is allocated to this Contract, the sum is increased by the amount of that premium.
b) As of the day that a partial surrender is made, the sum is decreased by the same proportion as the Accumulated Value was decreased by the amount taken.
2) The Anniversary Death Benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows in chronological order:
a) As of the day a premium is received by us, the benefit is increased by the amount of that premium.
b) As of the day that a Partial Surrender is made, the benefit is decreased by the same proportion as the Accumulated Value was decreased by the amount taken.
On any day after the Contract Anniversary on which the oldest individual attains Contract Age 80, the MADB is equal to the amount calculated in Section 2 above, at that individual’s Contract Age 80, adjusted in chronological order as in a) and b) above.
This rider will terminate on the earliest of the following dates:
1) The date this Contract terminates.
2) The end of the Valuation Period during which we receive at our Service Center a certified copy of the death certificate of the decedent, or other lawful evidence providing equivalent information.
3) The date the Accumulated Value is reduced to zero.
4) The date at least two years after the Rider Date of Issue that we receive your Notice to cancel this rider.
5) The date you elect to receive proceeds from a Full Surrender under a Settlement Option.
6) The Maximum Annuity Date.
Example of MADB Rider Where a Death Benefit Increase Occurs:
Rumi elects the Maximum Anniversary Death Benefit (MADB) Rider at issue and her initial premium is $100,000. Rumi contributes no additional premium during the first Contract Year, and she takes no surrender during the first Contract Year. In the first Contract Year, Rumi’s MADB amount is $100,000, or the Standard Death Benefit. On Rumi’s first Contract Anniversary, the Accumulated Value is $108,000. Rumi’s MADB amount is calculated as of that date as $108,000.
Example of MADB Rider Where a Death Benefit Increase Does Not Occur:
Rumi elects the MADB Rider at issue and her initial premium is $100,000. Rumi contributes no additional premium during the first Contract Year, and she takes no surrender during the first Contract Year. In the first Contract Year, Rumi’s MADB amount is $100,000, or the Standard Death Benefit. On Rumi’s first Contract Anniversary, the Accumulated Value is $98,000. Rumi’s MADB amount is calculated as of that date as $100,000.
Rate Sheet Prospectus Supplement (“Rate Sheet”)
From time to time, we will issue a Rate Sheet Prospectus Supplement that may reflect different Thrivent Income Builder (GLWB) Rider variables than what is described in this prospectus. You should not purchase this Thrivent Income Builder (GLWB) Rider without first obtaining any applicable Rate Sheet.

The following GLWB variables may be changed through a Rate Sheet:
GLWB Withdrawal Percentages
Maximum GLWB Benefit Base
GLWB Credit Percentage
GLWB Benefit Base Guaranteed Minimum
Current Thrivent Income Builder (GLWB) Rider Charge
Thrivent Income Builder (GLWB) Rider investment restrictions
You can find the current Rate Sheet at dfinview.com/Thrivent/RetirementChoice or call our Service Center to request a copy. All Rate Sheets are also available on the EDGAR system at http://www.sec.gov under File Number 333-237618. In order to receive the GLWB Withdrawal Percentages, Maximum GLWB Benefit Base, GLWB Credit Percentage, GLWB Benefit Base Guaranteed Minimum, Thrivent Income Builder (GLWB) Rider Charge, and the Thrivent Income Builder (GLWB) Rider investment restrictions (1) your application must be signed and received in good order within the stated timeframe set forth in the applicable Rate Sheet Prospectus Supplement and (2) your initial premium must be received in good order while that Rate Sheet is in effect. If the necessary paperwork and initial premium are received after a new Rate Sheet has been issued, you will receive the applicable variables in effect on the rider issue date.
A Rate Sheet has no specified end date and can be superseded at any time. If Thrivent supersedes a Rate Sheet, the new Rate Sheet will be filed on the EDGAR system a minimum of 10 business days prior to its effective date.
If your Thrivent Income Builder (GLWB) Rider has already been issued, please refer to your Thrivent Income Builder (GLWB) Rider for guaranteed features. Your guarantees will not change.
Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider
The Thrivent Income Builder (GLWB) Rider is a Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider that is an optional benefit that allows you to withdraw up to a Guaranteed Annual Withdrawal Amount (GAWA) each Contract Year for as long as the Thrivent Income Builder (GLWB) Rider is in force. The Thrivent Income Builder (GLWB) Rider is only available at issue or if Spousal Continuation is elected (and the Thrivent Income Builder (GLWB) Rider is still available). If you elect the Thrivent Income Builder (GLWB) Rider, you may not elect the Maximum Anniversary Death Benefit Rider. GAWA withdrawals are not subject to a Surrender Charge and may be withdrawn each Contract Year after the GLWB Calculation Date, described below.
GLWB Calculation Date. The GLWB Calculation Date, is the date on which we determine the initial Guaranteed Annual Withdrawal Amount (GAWA). It is the earliest of the following dates:
1) The date that you take the first partial surrender from this Contract. That partial surrender is included in the Guaranteed Annual Withdrawal Amount for the Contract Year in which the surrender is taken.
2) The date that the Accumulated Value is reduced to zero, when that reduction in Accumulated Value is not the result of a surrender.
3) The Maximum Annuity Date.
The GLWB Calculation Date cannot be deferred to a date later than as described above.
Starting on the GLWB Calculation Date, the following provisions in the base Contract do not apply:
1) Minimum Accumulated Value

2) Minimum Remaining Accumulated Value After a partial surrender
The Benefit. While this rider is in force, no Surrender Charge will apply to partial surrenders as long as the total amount surrendered in a Contract Year is less than or equal to the Guaranteed Annual Withdrawal Amount (GAWA) for that Contract Year. Partial surrenders that do not exceed the Guaranteed Annual Withdrawal Amount for that Contract Year will not decrease the GLWB Benefit Base. Partial surrenders will decrease the Accumulated Value.
If the Accumulated Value is reduced to zero and the GLWB Benefit Base is not zero, we will pay you the GAWA each year while a Covered Person is living. The GAWA will be paid under a settlement agreement that we will issue.
Covered Person(s). The person(s) upon whose life the benefits of this rider are based. At the Rider Date of Issue, each Joint Covered Person will be the other Joint Covered Person’s sole, primary beneficiary. That beneficiary designation cannot be changed except as described in Divorce of Covered Persons Before the Maximum Annuity Date below.
Covered Persons cannot be changed except that the surviving Joint Covered Person will continue as the sole Covered Person as described in Death of a Covered Person Before the GLWB Calculation Date and Death of a Covered Person Before the Maximum Annuity Date below.
Divorce of Covered Persons Before the Maximum Annuity Date (for two Covered Persons only). If Covered Persons divorce, they continue as Covered Persons and this rider and its benefits continue unchanged, except that the beneficiary designation may be changed and Spousal Continuation is not an option.
GLWB Withdrawal Percentage. The GLWB Withdrawal Percentage is set on the GLWB Calculation Date using the Contract Age of the Covered Person (or the younger Covered Person, if there are two) on that date. Once that GLWB Withdrawal Percentage is set on the GLWB Calculation Date, it cannot change. The GLWB Withdrawal Percentage will be based on the Contract Age of the Covered Person if a single GLWB or the youngest Covered Person if a joint GLWB and the Single and Joint percentages on the applicable Rate Sheet. For a joint GLWB, if one Covered Person has died before the GLWB Calculation Date, we will use the surviving Covered Person’s Contract Age and the percentage listed in the joint column on the applicable Rate Sheet.
GLWB Benefit Base. If the Rider Date of Issue is the same as the Date of Issue of the Contract, the GLWB Benefit Base on the Rider Date of Issue is equal to the Initial Premium. Otherwise, the GLWB Benefit Base on the Rider Date of Issue is equal to the Accumulated Value as of the Rider Date of Issue. Please see the Thrivent Income Builder (GLWB) Rider and Spousal Continuation section for more information.
Thereafter, GLWB Benefit Base will be adjusted as described below, not to exceed the Maximum GLWB Benefit Base on the applicable Rate Sheet.
1) When a premium is allocated under this Contract, the GLWB Benefit Base is increased by the amount of that premium.
2) At each Contract Anniversary, the GLWB Benefit Base will be increased as in (a) and (b) below, in the respective order shown.
a) The GLWB Benefit Base will be increased by any Credit Amount applicable for that Contract Anniversary.
b) The resulting GLWB Benefit Base is compared to the Accumulated Value.
(i) Step Up: If the GLWB Benefit Base is less than that Accumulated Value, the GLWB Benefit Base will Step Up to equal the Accumulated Value.
(ii) If the GLWB Benefit Base is not less than the Accumulated Value, no Step Up will be made.
3) On the Guarantee Date [The later of the 12th Contract Anniversary after the rider issue date or the Contract Anniversary the Covered Person (or the youngest if there are two) turns Contract Age 71], we will make any adjustment to the GLWB Benefit Base pursuant to GLWB Benefit Base Guaranteed Minimum.

4) As of any day that you have made a GLWB Excess Surrender, the GLWB Benefit Base is decreased as specified in GLWB Excess Surrender.
The GLWB Benefit Base is used only for calculating benefits and the Thrivent Income Builder (GLWB) Charge. It cannot be taken as a Full or partial surrender and is not payable as part of Death Proceeds.
GLWB Benefit Base Credit. The GLWB Benefit Base will be increased by the Credit Amount on each Contract Anniversary during a Credit Period if no surrender was made during the immediately prior Contract Year.
Credit Amount. The Credit Amount is calculated as the Credit Base on the Contract anniversary, multiplied by the Credit Percentage effective on the applicable Rate Sheet.
The initial Credit Amount is calculated at the beginning of the first Credit Period. A new Credit Amount is calculated at the beginning of any new Credit Period.
Credit Base. If the Rider Date of Issue is the same as the Date of Issue of the Contract, the Credit Base equals the Initial Premium. Otherwise, the Credit Base equals the Accumulated Value on the Rider Date of Issue. Thereafter, the Credit Base is increased and decreased as follows:
1) Credit Base increase.
a)If additional premium is allocated under this Contract, the Credit Base is increased by the amount of that premium. That new Credit Base is used starting on the next Contract Anniversary.
b)If the GLWB Benefit Base increases due to Step Up, the Credit Base is increased to equal the GLWB Benefit Base. That new Credit Base is used starting on the Contract Anniversary one year following the Step Up.
2) Credit Base decrease.
a)If the GLWB Benefit Base decreases as a result of a GLWB Excess Surrender, the Credit Base is decreased by the ratio of:
i) The amount of the GLWB Excess Surrender:
Divided by
ii) The Accumulated Value prior to the surrender less the amount of the partial surrender that is not a GLWB Excess Surrender.
That new Credit Base is used starting on the next Contract Anniversary.
Credit Period. The first Credit Period begins on the Rider Date of Issue. Thereafter, a new Credit Period begins on any Contract Anniversary on which a GLWB Benefit Base Step Up causes the Credit Base to increase.
The last Credit Period ends on the earliest of the following dates:
1)The date that a surrender or charge reduces the Accumulated Value to zero.
2)The later of the 10th Contract Anniversary after the Rider Date of Issue and the Contract Anniversary 10 years after the latest Contract Anniversary on which a GLWB Benefit Base increase due to Step Up caused the Credit Base to increase.
3)The Contract Anniversary when the older Covered Person reaches Contract Age 80.
If the last Credit Period ends as in (2) and (3) immediately above, a Credit Amount will be added to the GLWB Benefit Base on the Contract Anniversary on which the Credit Period ended.
The Accumulated Value of this Contract is not increased by any GLWB Benefit Base Credit or any increase to the Credit Base.

Example of Thrivent Income Builder (GLWB) Rider getting a Benefit Base Credit, but not a Step Up:
This example assumes a Credit Percentage of 4%. Please see the Rate Sheet for the Credit Percentage currently being offered. Kevin has the Thrivent Income Builder (GLWB) Rider and his initial premium is $100,000. On the rider date of issue, the GLWB Benefit Base is $100,000 and the Credit Base is $100,000. Kevin contributes no additional premium during the first Contract Year, and he takes no surrender during the first Contract Year. At the first Contract Anniversary, the Accumulated Value is $102,000. This example assumes a GLWB Benefit Base Credit of 4%. Kevin receives a GLWB Benefit Base Credit of $100,000 X 4% = $4,000, increasing the GLWB Benefit Base to $104,000. As the resulting GLWB Benefit Base is not less than the Accumulated Value, Kevin does not receive a Step Up.
Example of Thrivent Income Builder (GLWB) Rider getting a Benefit Base Credit and a Step Up:
This example assumes a Credit Percentage of 4%. Please see the Rate Sheet for the Credit Percentage currently being offered. Denise has the Thrivent Income Builder (GLWB) Rider and her initial premium is $100,000. On the rider date of issue, the GLWB Benefit Base is $100,000 and the Credit Base is $100,000. Denise contributes no additional premium during the first Contract Year, and she takes no surrender during the first Contract Year. At the first Contract Anniversary, the Accumulated Value is $108,000. This example assumes a GLWB Benefit Base Credit of 4%. Denise receives a GLWB Benefit Base Credit of $100,000 X 4% = $4,000, increasing the GLWB Benefit Base to $104,000. As the resulting GLWB Benefit Base is less than the Accumulated Value, Denise receives a Step Up and the GLWB Benefit Base is set equal to the Accumulated Value, making the GLWB Benefit Base $108,000.
GLWB Benefit Base Guaranteed Minimum. The GLWB Benefit Base on the Guarantee Date will not be less than the GLWB Benefit Base Guaranteed Minimum if none of the following has occurred prior to that date:
1) A partial surrender has been made.
2) The Accumulated Value has been reduced to zero.
The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this Contract. It is calculated as the sum of the following:
1) Premium allocated in the first Contract Year, multiplied by the percentage effective on the applicable Rate Sheet.
2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by the percentage effective on the applicable Rate Sheet.
On the Guarantee Date, after all other adjustments to the GLWB Benefit Base on that Contract Anniversary, we will compare the GLWB Benefit Base to the GLWB Benefit Base Guaranteed Minimum.
1) If the GLWB Benefit Base is less than the GLWB Benefit Base Guaranteed Minimum, the GLWB Benefit Base will be adjusted to equal the GLWB Benefit Base Guaranteed Minimum.
2) If the GLWB Benefit Base is not less than the GLWB Benefit Base Guaranteed Minimum, no further adjustments will be made.
The GLWB Benefit Base Guaranteed Minimum does not increase the Accumulated Value of this Contract and cannot be taken as a Full or partial surrender and is not payable as part of Death Proceeds.
Guaranteed Annual Withdrawal Amount (GAWA). The initial Guaranteed Annual Withdrawal Amount is determined on the GLWB Calculation Date as:
(1)The GLWB Withdrawal Percentage;
Multiplied by
(2)The GLWB Benefit Base on that day.

The GAWA may change from year to year depending on whether the Benefit Base was increased, as described in this prospectus, or decreased as a result of GLWB Excess Surrenders. On any day that the Benefit Base is decreased, the GAWA will be adjusted, effective as of the next Contract Anniversary, to equal (a) the lesser of the Benefit Base on that date or the Maximum GLWB Benefit Base effective on the applicable Rate Sheet, multiplied by (b) the GLWB Withdrawal Percentage, and the GAWA will decrease.
If the Benefit Base increases, your GAWA will increase. Your GAWA will not decrease unless your Benefit Base decreases. Any decrease in your GAWA is effective on the following Contract Anniversary. No Surrender Charges will apply when partial surrenders are made, except to the extent that total surrenders in a Contract Year exceed the greater of (a) the GAWA, or (b) the Surrender Charge free amount available under the Contract. Withdrawals of the GAWA are taxed in the same manner as partial surrenders under the Contract.
Example of GAWA Single Covered Person:
This example assumes a GLWB Withdrawal Percentage of 4%. Please see the Rate Sheet for the GLWB Withdrawal Percentage currently being offered. Kevin has the Thrivent Income Builder (GLWB) Rider and he is the single covered person. At the GLWB Calculation Date, Kevin’s Contract Age is 72, the GLWB Benefit Base is $100,000, and the assumed GLWB Withdrawal Percentage is 4%, based on his Contract Age. Kevin’s initial GAWA is determined on the calculation date as $4,000. On each Contract Anniversary thereafter while the rider is in force, the GAWA is redetermined as the GLWB Withdrawal Percentage (which cannot change) multiplied by the GLWB Benefit Base.
Example of GAWA Joint Covered Persons:
This example assumes a GLWB Withdrawal Percentage of 3.5%. Please see the Rate Sheet for the GLWB Withdrawal Percentage currently being offered. Kevin and Denise have the Thrivent Income Builder (GLWB) Rider (joint) and they are the two Covered Persons. At the GLWB Calculation Date, Kevin’s Contract Age is 72, Denise’s Contract Age is 67, the GLWB Benefit Base is $100,000, and the assumed GLWB Withdrawal Percentage is 3.5%, based on the youngest Contract Age of 67. The initial GAWA is determined on the calculation date as $3,500. On each Contract Anniversary thereafter while the rider is in force, the GAWA is redetermined as the GLWB Withdrawal Percentage (which cannot change) multiplied by the GLWB Benefit Base.
GLWB Excess Surrenders. You have made a GLWB Excess Surrender on any day in a Contract Year that you make a partial surrender and the sum of partial surrenders taken in that Contract Year exceeds the Guaranteed Annual Withdrawal Amount, except if the partial surrender made meets the Required Minimum Distribution Exception.
The amount of the GLWB Excess Surrender is the sum of the partial surrenders taken in that Contract Year less the Guaranteed Annual Withdrawal Amount. If you take a GLWB Excess Surrender in a Contract Year, then the amount of any subsequent partial surrender you take in that Contract Year will also be a GLWB Excess Surrender.
A GLWB Excess Surrender reduces the GLWB Benefit Base. As of any day that you have made a GLWB Excess Surrender, the GLWB Benefit Base is decreased as follows.
The GLWB Benefit Base is decreased by the ratio of:
1) The amount of the GLWB Excess Surrender;
Divided by
2) The Accumulated Value prior to the surrender less the amount of the partial surrender that is not a GLWB Excess Surrender.
If the amounts surrendered are in excess of the GAWA and not eligible for the Required Minimum Distribution Exception, they are GLWB Excess Surrenders and will impact the GLWB Benefit Base.

Example of GLWB Excess Surrender:
Kevin has the Thrivent Income Builder (GLWB) Rider. Let’s assume his Guaranteed Annual Withdrawal Amount is $4,000, and his Accumulated Value is $103,000. Kevin takes a total of $10,000 out in the Contract Year. Therefore, the GLWB Excess Surrender is $6,000. Kevin’s Accumulated Value after taking out the $10,000 is $93,000 (no Surrender Charge occurs in this example). Kevin’s GLWB Benefit Base is decreased by the ratio of $6,000 ÷ ($103,000 - $4,000), which is 6.06%. Kevin’s Credit Base is decreased by the ratio of $6,000 ÷ ($103,000 - $4,000), which is 6.06%.
A GLWB Excess Surrender may reduce the GLWB Benefit Base and the Guaranteed Annual Withdrawal Amount by more than the amount of the GLWB Excess Surrender.
Required Minimum Distribution Exception. If a Required Minimum Distribution is greater than the GAWA, you may take partial surrenders up to the Required Minimum Distribution amount as determined below without it being considered a GLWB Excess Surrender.
The cumulative partial surrenders that may be taken in a Contract Year without being considered a GLWB Excess Surrender are the greatest of the following:
1) During the portion of a Contract Year from the Contract Anniversary to the end of the calendar year that includes that Contract Anniversary:
a) You may make cumulative partial surrenders up to the Required Minimum Distribution Amount for the calendar year that includes that Contract Anniversary without having them considered as a GLWB Excess Surrender.
b) Any partial surrenders in excess of the amount in (a) above will be considered as a GLWB Excess Surrender.
2) During the portion of a Contract Year from the first day of the subsequent calendar year to the end of that Contract Year:
a) If you did not make cumulative partial surrenders up to the Required Minimum Distribution Amount as in (1)(a) above, you may make cumulative partial surrenders up to the greatest of the following without having them considered as a GLWB Excess Surrender:
i) The Required Minimum Distribution for that prior calendar year.
ii) The Required Minimum Distribution for the subsequent calendar year.
b) If you made cumulative partial surrenders in the prior calendar year as in (1)(b) above, any partial surrenders made will be considered a GLWB Excess Surrender.
Example of GLWB Excess Surrender with Required Minimum Distribution Exception:
Kevin has the Thrivent Income Builder (GLWB) Rider, his Guaranteed Annual Withdrawal Amount is $4,000, and his Accumulated Value is $103,000. Kevin takes out $11,000 in the portion of a Contract Year from the Contract Anniversary to the end of the calendar year. Let’s assume Kevin’s IRA has a Required Minimum Distribution amount for that calendar year of $5,000. Kevin may take up to the Required Minimum Distribution amount without having them considered a GLWB Excess Surrender. Therefore, the GLWB Excess Surrender is $6,000. Kevin’s Accumulated Value after the $11,000 partial surrender is $92,000 (no Surrender Charge occurs in this example). Kevin’s GLWB Benefit Base is decreased by the ratio of $6,000 ÷ ($103,000 - $5,000), which is 6.1224%. Kevin’s Credit Base is decreased by the ratio of $6,000 ÷ ($103,000 - $5,000), which is 6.1224%.
GLWB Death Benefit. Death proceeds are the maximum of the Accumulated Value, the Standard Death Benefit and the GLWB Death Benefit.
The GLWB Death Benefit on any day is equal to the adjusted sum of premiums determined as follows:

1) As of the day a premium is allocated to this Contract, the sum is increased by the amount of that premium. If the Rider Date of Issue is after the Date of Issue of the base Contract, the Accumulated Value on the Rider Date of Issue is considered a premium for purposes of this provision.
2) As of the day that a partial surrender is made that is not a GLWB Excess Surrender, the sum is decreased by the amount of the partial surrender.
3) As of the day that you have made a GLWB Excess Surrender, the sum is first decreased by the amount of the partial surrender that is not a GLWB Excess Surrender, and then is decreased by the ratio of:
a) The amount of the GLWB Excess Surrender;
Divided by
b) The Accumulated Value prior to the surrender less the amount of the partial surrender that is not a GLWB Excess Surrender.
Death of a Covered Person Before the GLWB Calculation Date. If one of the two Joint Covered Persons dies before the GLWB Calculation Date, this rider is unchanged, except that:
(1)The surviving Joint Covered Person becomes the sole Joint Covered Person; and
(2)The age of the surviving Joint Covered Person is deemed to be the age of the younger Joint Covered Person will be used to set the GLWB Withdrawal Percentage on the GLWB Calculation Date using the applicable joint percentage.
Upon the death of a single Covered Person, Death Proceeds may become payable. In lieu of receiving Death Proceeds, a Spouse who is the sole, primary beneficiary may be able to elect to continue the Contract under Spousal Continuation. The Thrivent Income Builder (GLWB) Rider terminates.
Death of a Covered Person Before the Maximum Annuity Date. At the death of the first of the two Joint Covered Persons before the Maximum Annuity Date:
(1)If the deceased Joint Covered Person is an Owner of this Contract:
(a)If Spousal Continuation has been elected, this rider and its benefits continue unchanged, except that the surviving Joint Covered Person becomes the sole Joint Covered Person.
(b)If Spousal Continuation has not been elected, Death Proceeds will be paid. All other benefits provided by this rider cease.
(2)If the deceased Joint Covered Person is not an Owner of this Contract, this rider and its benefits continue unchanged, except that the surviving Joint Covered Person becomes the sole Joint Covered Person.
If this rider and its benefits continued as described above, at the death of the second Covered Person to die before the Maximum Annuity Date, Death Proceeds will be paid and will be calculated using the GLWB Death Benefit. All other benefits provided by this rider cease.
Thrivent Income Builder (GLWB) Rider and Spousal Continuation. If an Owner dies before the Maximum Annuity Date and the Spouse of the Owner is the sole, primary beneficiary, the surviving Spouse may elect to continue the Contract as Owner.
If the election to continue the Contract is not made within 60 days from the date we receive proof of death, the surviving Spouse will be deemed to have elected to continue the Contract effective on the Continuation Date.
If the deceased Spouse was a single Covered Person under a GLWB Rider, that GLWB Rider terminates. A new GLWB Rider cannot be added to the Contract.

Thrivent Income Builder (GLWB) Rider Investment Restrictions. If you have the optional Thrivent Income Builder (GLWB) Rider, you will be subject to investment restrictions. There are currently two options available, the Asset Allocation Option or the Custom Allocation Option. Premium and Accumulated Value allocations must comply with one of these options.
The Asset Allocation Option requires 100% allocation among the available Subaccounts and there is no restriction on how much you can allocate into each Subaccount. The Custom Allocation Option has five different groups with a specified minimum or maximum percentage of premium or Accumulated Value that can be allocated to each group. You select the percentages of premium or Accumulated Value to allocate to Subaccounts within each group. Each option is also subject to automatic quarterly asset rebalancing.
At any time, we may change, add, delete, or replace investment options applicable to existing Accumulated Value and new premiums. You will receive Notice if these change in the future. Please see Appendix B – GLWB Rider Investment Restrictions for more information.
We may also add, delete, or substitute Subaccounts as permitted by law. We may substitute shares of another Subaccount, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Subaccount, at our discretion. We may also close Subaccounts to allocations of premiums or Accumulated Value, or both, at any time in our discretion. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments. You will be notified at least 30 days prior to the date of any change. At the time you receive Notice of a change to the Subaccounts you may submit your own reallocation instructions. If you take no action, you may be subject to rebalancing in order to satisfy the investment restrictions.
Automatic GLWB Asset Rebalancing. You may not add automatic transfers under Dollar Cost Averaging and Asset Rebalancing on a Contract with a GLWB Rider. However, the GLWB Rider automatically provides for quarterly rebalancing. On each subsequent Rider Quarterly Anniversary, after all other transactions and allocations to or from the Subaccounts, the Accumulated Value will be automatically rebalanced according to the new allocation targets. The rebalancing will occur at the end of the Valuation Period during which the Rider Quarterly Anniversary occurs.  If that Rider Quarterly Anniversary is a day that doesn’t exist in that month, for purposes of rebalancing, that Rider Quarterly Anniversary will be considered to be the latest existing day in that month that is prior to that Rider Quarterly Anniversary.
Thrivent Income Builder (GLWB) Charge.The Thrivent Income Builder (GLWB) Rider Charge will be deducted from the Subaccounts of the Variable Account on a pro rata basis according to the ratio of the accumulated value in each Subaccount of the Variable Account to the Accumulated Value of the Variable Account as of the Rider Quarterly Anniversary. The Thrivent Income Builder (GLWB) Rider Charge is deducted from the Fixed Account only if the Variable Account is depleted. This charge is deducted quarterly, beginning three months after the Date of Issue, on the same day of the month as the Date of Issue (or if that day does not occur in that month, on the last day of that month). On the day of the Thrivent Income Builder (GLWB) Rider Charge, the amount of the charge is determined by multiplying the GLWB Benefit Base by the Thrivent Income Builder (GLWB) Rider Charge Rate and dividing by 4. The first Thrivent Income Builder (GLWB) Rider Charge will be deducted on the first Rider Quarterly Anniversary for the three-month period that started on the Rider Date of Issue. Thereafter, the Thrivent Income Builder (GLWB) Rider Charge for each three-month period will be deducted on the Rider Quarterly Anniversary immediately after that three-month period. If the market is closed on the date the Thrivent Income Builder (GLWB) Rider Charge should be processed, the charge will be processed on the next Valuation Date.
Termination of the Thrivent Income Builder. You may terminate the Thrivent Income Builder at any time provided it is at least two years after we issued the Thrivent Income Builder. The termination will be effective on the date we receive Notice from you. The Thrivent Income Builder also terminates at the earliest of any of the following events:
♦
the date of Contract termination;
♦
the date we receive proof of death of the first Covered Person to die if the deceased Covered Person is an Owner of this Contract and Spousal Continuation has not been elected;

♦
the date we receive proof of the death of the second Covered Person to die;
♦
the date that the GLWB Benefit Base is reduced to zero;
♦
the date at least two years after the Thrivent Income Builder Date of Issue that we receive your Notice to cancel the Thrivent Income Builder;
♦
the date you elect to receive proceeds from a Full Surrender under a settlement option; or
♦
the Maximum Annuity Date.
If the Contract terminates because the GAWA that is surrendered exceeds the Accumulated Value and the GLWB Benefit Base is greater than zero, we will continue to pay you the GAWA each year for as long as at least one Covered Person is alive under a settlement agreement that we will issue.
Additional Plan of Settlement. If this Thrivent Income Builder terminates on the Maximum Annuity Date, in addition to the plans of settlement described in Settlement Options, the following option will be available beginning on the Maximum Annuity Date. If you elect this option, income will be paid only under this Settlement Option.
♦
Guaranteed Annual Withdrawal Amount Settlement Option. We will pay you the GAWA each year while at least one Covered Person is living. The GAWA will be paid under a settlement agreement that we will issue.

Purchases and Contract Value
We issue individual flexible premium deferred variable annuity contracts. In order to purchase a Contract, you must submit an application to us through a financial advisor or professional. We only offer the Contract to a member or to a person eligible for membership who is also applying for membership. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until the Maximum Annuity Date.
The minimum acceptable initial premium is $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000. We may, at our discretion, waive this initial premium requirement. You may pay additional premiums under the Contract, but we may choose not to accept any additional premium less than $50.
The maximum Issue Age is Contract Age 85 and no premiums are accepted once any Owner reaches Contract Age 88 (or any annuitant if owned by a non-natural person).
Premium amounts of $1 million or greater will require prior approval, and we reserve the right to limit the total amount of all premiums paid on the Contract to $1 million. We reserve the right to decline future applications if the premium on an Owner’s Contract is $1 million or greater.
We reserve the right to decline applications that do not meet issue and suitability guidelines.
This prospectus contains all material provisions of the Contract and any variations are pursuant to state law. In your application you select the features of your Contract, including:
♦
The amount of your initial premium. This premium must be at least $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000. If you add the Thrivent Income Builder (GLWB) Rider, the minimum acceptable premium is $25,000.
♦
How you want your premiums allocated among the Subaccount(s), and/or the Fixed Account. We reserve the right to limit the number of allocations to Subaccounts.
♦
Whether or not you want the Maximum Anniversary Death Benefit (MADB) Rider or the Thrivent Income Builder (GLWB) Rider.
♦
The beneficiary or beneficiaries you want to receive the benefit payable upon the death of an Owner.
Processing Your Application
We will process your application when we receive it. Your Contract’s Date of Issue is the date the first premium is applied. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and we will return the initial premium unless you specifically consent to our keeping it until the application is complete.
Allocation of Premiums
We will allocate your initial premium among the Subaccount(s) and/or the Fixed Account according to your application. Any amount of your initial premium which you allocate to a Subaccount will be credited to your Contract with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of that Valuation Period. Subsequent allocations to a Subaccount will be credited with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of the Valuation Period when the allocation is made.

The allocation percentages that you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums that you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Notice. Unless specifically designated otherwise, any change will apply to all future premiums unless you request another change.
If you add the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts and the Fixed Account will be restricted by the Required Allocation Percentages per Allocation Group. See Appendix B – GLWB Rider Investment Restrictions at the end of this document.
The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives. See Subaccount Valuation below.
Fixed Account
Premiums and Accumulated Value may be allocated to or transferred to the Fixed Account. We reserve the right to limit allocations or transfers to and from the Fixed Account.
Amounts held in the Fixed Account are invested with our General Account. The interest rates for amounts in the Fixed Account depend on the date of allocation or transfer to the Fixed Account. We guarantee that the initial interest rate for each amount allocated or transferred to the Fixed Account will be effective for at least twelve months, and subsequent interest rates will not be changed more often than once every twelve months. The effective annual interest rate will never be less than the Fixed Account Guaranteed Minimum Interest Rate shown in your Contract. At our discretion, we may credit interest in excess of the guaranteed interest rate. For the current interest rate, please call our Service Center at 1-800-847-4836.
The date of allocation or transfer is the date that interest begins to accrue. Interest is compounded daily.
The Fixed Account includes any amounts in the DCA Fixed Account. Interest guarantees are subject to Thrivent’s claims-paying ability.
The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.
Additional Information about the Fixed Account
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly, the Fixed Account is generally not subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses.
Accumulated Value of Your Contract
On or before the Maximum Annuity Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts and the Fixed Account.
Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation
On any Valuation Day, the Accumulated Value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. On any day that is not a Valuation Day, the Accumulated Value for a Subaccount will be determined on the next Valuation Day.
Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the number of Accumulation Units of the Subaccount in your Contract.
We credit your Contract with Accumulation Units of a Subaccount when:
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You allocate premiums to that Subaccount;
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You transfer Accumulated Value into that Subaccount from another Subaccount or the Fixed Account;
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If an excess of the Death Benefit over the Accumulated Value is allocated to the Subaccount.
We reduce the Accumulation Units in a Subaccount when:
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You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;
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You make a surrender from that Subaccount;
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Transfer Charges are applied against the Subaccount;
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Expenses for optional riders (if applicable) are applied;
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The expense for the Annual Contract Maintenance Charge (if applicable) is applied.
Accumulation Unit Value
A Subaccount’s Accumulation Unit Value for your Contract is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. Accumulation Unit Values may increase or decrease at the end of each Valuation Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (2) where:
(1) Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.
(2) The Net Investment Factor for accumulation unit values for the Subaccount for that period.
Accumulation unit values are determined at the end of each Valuation Period before the transfer or allocation of any amounts to or from the Subaccounts. The accumulation unit values may increase or decrease on each Valuation Day.
Net Investment Factor
The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (1) by (2) and then subtracting (3) and (4) where:
(1) Is the sum of:
(a) The net asset value per share of the corresponding Portfolio at the end of the Valuation Period; plus
(b) The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus
(c) A per share charge or credit for any taxes reserved for what we determine to be a result of the investment operation of the Portfolio.
(2) Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.

(3) Is the charge for mortality and expense risks that we deduct for each day in the Valuation Period and is based upon the daily Accumulated Value in each Subaccount. This charge may also be based upon the total Accumulated Value in the Subaccounts and is guaranteed not to exceed, on an annual basis, the Maximum Annual Mortality and Expense Risk Charge.
(4) Is the charge for any Subaccount fee that reduces the Net Investment Factor. We deduct this charge for each day in the Valuation Period based on the daily Accumulated Value in the Subaccount.
Transfers of Accumulated Value
Before the Maximum Annuity Date and while an Owner is still living, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts and the Fixed Account. You can request a transfer by giving us Notice.
We will process your transfer request prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Valuation Day. If you request a transfer to or from a Subaccount, we will credit or reduce your Accumulation Units of the chosen Subaccount. Transfers are subject to the following conditions:
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The total amount transferred from a Subaccount or the Fixed Account must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.
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The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 and 25% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.
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You may make 24 free transfers in any Contract Year. For each transfer in excess of 24 (excluding automatic transfers made through Dollar Cost Averaging or Asset Rebalancing), we will charge you $25. We consider all amounts transferred in the same Valuation Period to be one transfer for purposes of this charge. It is not dependent upon the number of originating or destination Subaccounts. We reserve the right to limit the number of transfers you make in any Contract Year.
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No Accumulated Values may be transferred to the DCA Fixed Account.
Transfers may also be subject to any conditions that the Portfolio whose shares are involved may impose.
Premium Payments
Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card, courtesy checks or most third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.
Date of Receipt
Except as otherwise stated herein, the date of our receipt of any Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center (or by our authorized designee) in proper form unless received (1) after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or (2) on a date which is not a Valuation Day. In either of these two cases, the date of receipt will be deemed to be the next Valuation Day.

Surrenders and Withdrawals
If you request a surrender on or before the Maximum Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable Surrender Charge or tax withholdings. Partial surrenders must be for at least $200 and must not reduce the remaining Accumulated Value in the Contract to less than $2,000. Under certain circumstances an Owner may make partial or full surrenders of annuity income.
Surrender On or Before the Maximum Annuity Date
While the Owner is living, you may surrender your Contract for its Cash Surrender Value or you may request a partial surrender or systematic partial surrender. Your request will not be processed until we receive it at our Service Center in good order. If we receive your surrender request before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, it will receive that day’s valuation.
Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.
The Cash Surrender Value of your Contract will be equal to the Accumulated Value of your Contract decreased by any Surrender Charge. See Charges.
When you request a partial surrender, you specify the amount that you want to receive as a result of the surrender. The partial surrender may be any amount which: (1) is at least $200; (2) does not exceed the Accumulated Value; and (3) does not reduce the remaining Accumulated Value in the Contract to less than $2,000.
If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $2,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in the remaining Accumulated Value of at least $2,000 or whether instead you would like to make a full surrender of your Contract.
If there is no Surrender Charge or tax withholding associated with the surrender, the amount surrendered will be the amount that you request to receive. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the Surrender Charge, and any tax withholding.
When you request a partial surrender, we will allocate the partial surrender among the Subaccounts and the Fixed Account according to the ratio for the Contract of the Accumulated Value in each Subaccount, and the Fixed Account to the Accumulated Value of the Contract. Amounts surrendered from a Subaccount will be done by reducing Accumulation Units of that Subaccount.
After the Maximum Annuity Date, your Contract does not have an Accumulated Value that can be surrendered. However, surrender may be allowed under certain Settlement Options. See Annuity Period - Settlement Options.
You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a financial advisor or professional. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for:
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Surrender of a value of $100,000 or more;
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Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and
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Certain other transactions as determined by us.
A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature

Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial advisor or professional requires the verification and witness of your signature by a Thrivent financial advisor or professional.
A partial surrender or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Taxes.
For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.
Minimum Accumulated Value
We will terminate your Contract on any Contract Anniversary if the Accumulated Value before the deduction of any Contract Maintenance Charge is less than $2,000. Upon termination, we will pay you the Accumulated Value.
Free Look Period
After you receive your Contract, you have a “free look” period of 10 calendar days (some states require a longer free look period, which will be indicated in your Contract) to decide if you want to keep it. If you decide to cancel the Contract within the free look period, you may do so by returning the Contract and providing Notice of cancellation to our Service Center or a financial advisor or professional. Once we receive the Contract and Notice of cancellation, we will cancel the Contract and refund to you an amount equal to the Accumulated Value plus any expenses we’ve taken. The value may be more or less than your premium payment depending upon the investment performance. This means you bear the risk of any decline in your value until we receive your Contract and Notice of cancellation. However, in certain states we must return your premium payment, if greater.
In addition to the “free look” period described, if your Contract is an IRA and you revoke it within 7 days after initially receiving the IRA disclosure, we will refund all premiums that you have paid regardless of the state in which the Contract was issued. If the value is higher, you have the right to receive the value in lieu of the initial premium payment. If you receive the higher value, we will issue you a tax form for the earnings.
Telephone and Online Transactions
You may perform certain transactions online or over the telephone.
We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone and online instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Contract Owner if an unauthorized person uses this service in the Contract Owner’s name. Thrivent disclaims any liability for losses resulting from such transactions by not having been properly authorized. However, if Thrivent does not take reasonable steps to help ensure that such authorizations are valid, Thrivent may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone and online transactions.
Contract Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.

Timely Processing
We will process all requests in a timely fashion. Requests received in good order by us or our authorized designee prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Day will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Day. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Day. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.
Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.
Postponement of Payments
We may delay payment of any surrender, Death proceeds or annuity payment amounts that are in the Variable Account if:
(1)The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or
(2)An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.
Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.
Loans
Loans are not permitted under the Contract.
Taxes
General
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or any transaction involving a Contract.
Tax Status of the Variable Account
The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.

Taxation of Annuities in General
The following discussion assumes that the Contract is not used in connection with a Qualified Plan.
Tax Deferral During Accumulation Period
In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes); and (4) the Contract’s Maximum Annuity Date is not unduly delayed.
Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity Contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the Contract owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.
Ownership Treatment. In certain circumstances, variable annuity Owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their Contracts. In those circumstances, the account’s income and gains would be currently includible in the Owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable Contract Owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the Owners were determined not to be the owners of the assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.
Contracts Not Owned by Individuals. As a general rule, Contracts held by “non-natural persons” such as a corporation, trust, or other similar entity are not treated as annuity Contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.
The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders
In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the Contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the Contract. For these purposes, the investment in the Contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.
Taxation of Annuity Income Payments
Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the Contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.
Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction.
Income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.
There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.
Tax Treatment of Death Benefit
Prior to the Maximum Annuity Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.
After the Maximum Annuity Date, death proceeds are taxable and generally are included in the income of the recipient as follows:
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If payments from a life income with a guaranteed payment period are continued, they are taxed only after the remaining investment in the Contract has been recovered.
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Other payments are taxed as annuity income payments.
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If distributed in a lump sum, they are taxed in the same manner as a full surrender.
Assignments, Pledges, and Gratuitous Transfers
Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible in income with respect to such an assignment or pledge. If an Owner transfers a Contract without adequate consideration to a person other than the Owner’s Spouse (or a former Spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the Contract at the time of the transfer. In such a case, the transferee’s investment in the Contract is increased to reflect the amount includible in the transferor’s income.

Penalty Tax on Premature Distributions
Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1∕2; (2) attributable to the Contract Owner becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law). For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 591⁄2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.
Aggregation of Contracts
In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract and also purchases at approximately the same time another deferred annuity issued by us, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more contracts from us (or an affiliate) during any calendar year, all such contracts will be treated as one contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.
Exchanges of Annuity Contracts
We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange.  If part of an existing contract is exchanged for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts. You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.
Qualified Plans
The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them.
The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.
Traditional IRAs. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.
Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be directly moved to a Roth IRA. This movement is called a “qualified rollover contribution.”
Federal Income Tax Withholding
We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the owner notifies us at or before the time of the distribution that the owner does not want any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.
Legal Proceedings
There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.
Financial Statements
The financial statements of Thrivent and the Variable Account are contained in the Statement of Additional Information. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/RetirementChoice or you can request a paper copy by calling our Service Center at 1-800-847-4836, or by sending an email request to mail@thrivent.com.

Distribution of the Contracts
Thrivent Investment Management Inc., 600 Portland Avenue S., Suite 100, Minneapolis, Minnesota 55415-4402, an indirect subsidiary of Thrivent, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.
The financial advisor or professional in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. or a Selling Firm and is also an appointed insurance producer of Thrivent.
For financial advisors or professionals who are registered representatives of Thrivent Investment Management Inc., the following applies:
Your financial advisor or professional may be paid differently depending on the product or service recommended. As a result, your financial advisor or professional in this transaction may have a financial incentive to recommend that you purchase one product instead of another.
For premiums paid to the Contract, your financial advisor or professional receives a commission in the range of 0% to 7.02%. Commission rates are based on the source of funds used to pay the premiums, age of the owner, and compensation option selected. Your financial advisor or professional may also receive asset-based compensation ranging from 0% to 0.864% of the account value annually. If you elect a Settlement Option we pay commission in the range of 0% to 1.08% of the premium applied to the Settlement Option. Thrivent uses a system referred to as a “grid” for determining the percentage paid to financial advisors or professionals. The higher the overall level of production, the higher the percentage of compensation may be. The ability to improve grid placement semi-annually provides an incentive for your financial advisor or professional to sell the Contract. Because financial advisor or professionals of the Thrivent Investment Management Inc. are also our appointed agents, they may be eligible for various cash benefits, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. Commissions and other incentives and payments described above are not charged directly to Contract Owners. We intend to recoup sales expenses through fees and charges deducted under the Contract.
For financial advisors or professionals who are registered representatives of Selling Firms, the following applies:
We and the principal underwriter of the Contracts have entered, and may enter, into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). The financial advisor or professional in a transaction through a Selling Firm is a registered representative of the Selling Firm, and an appointed insurance producer of Thrivent Financial. The following paragraphs describe how payments are made by us to unaffiliated Selling Firms.
The terms of any agreement governing compensation may vary among Selling Firms. The prospect of receiving, or the receipt of, compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the Contracts over other variable contracts (or other investments) with respect to which the Selling Firms do not receive compensation or receive lower compensation. You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.
The maximum commission we pay to Selling Firms is 7.00% of premiums, plus up to 1.00% of a Contract’s Accumulated Value annually. Commissions also may be paid on Accumulated Value moved into an annuity Settlement Option. The registered representative typically receives a portion of the compensation we pay to the Selling Firm, based on the agreement between the Selling Firm and its registered representative. You may ask registered representatives how they will be personally compensated.
The compensation described above is not charged directly to you or your Contract. The compensation is paid from our resources, which include fees and charges imposed on your Contract.

Thrivent receives additional compensation, sometimes referred to as “revenue sharing,” from certain external variable investment trusts that are available investment options within this product. This compensation is in connection with services that Thrivent provides, including promoting and administering the Contracts.
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Thrivent incurs these expenses instead.  Thrivent also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with investment options that correspond to the underlying mutual funds.
Some of the underlying mutual funds and their affiliates make certain payments to Thrivent or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the Contracts and other variable contracts Thrivent issues.  These payments are made for various purposes, including payments for the services provided and expenses incurred by Thrivent or its affiliates in promoting, marketing and administering the Contracts and underlying funds.  Thrivent may realize a profit on the payments received.
Thrivent or its affiliates may receive the following types of payments:
Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Thrivent may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Thrivent took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the Contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these mutual fund service fee payments, Thrivent would have imposed higher charges under the Contract.
Most underlying mutual funds or their affiliates have agreed to make payments to Thrivent or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Thrivent and its affiliates receive depends on the assets of the underlying mutual funds attributable to the Contract, Thrivent and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets). Payments related to administrative services will not exceed 0.25% of the underlying assets. Payments related to distribution services also will not exceed 0.25% of the underlying assets.
Thrivent may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Thrivent’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm.  Other factors Thrivent may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Thrivent affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Thrivent or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the Contracts.  There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses.  The customer should consider all of the fees and charges of the Contract in relation to its features and benefits when making a decision to invest.  Note that higher Contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
How to Contact Us
Telephone:
1-800-847-4836
Internet:
Thrivent.com
Fax:
1-800-225-2264
New Applications:
Thrivent
P.O. Box 8075
Appleton, WI 54912-8061
Transfers, Surrenders, or Partial Surrenders:
Thrivent
P.O. Box 8075
Appleton, WI 54912-8075
Express Mail:
Thrivent
4321 N. Ballard Road
Appleton, WI 54919-3400
For Wire Transfer Instructions,
Please contact 1-800-847-4836

Special Terms
Accumulated Value	The sum of the accumulated values for your Contract in Subaccounts and/or the Fixed Account on or before the Maximum Annuity Date
Annuitant(s)	The person(s) upon whose life the annuity income will be determined.
Annuity Date	A date when annuity income payments begin.
Cash Surrender Value	The Cash Surrender Value on any day is the greater of the Accumulated Value minus any Surrender Charge or the minimum amount required by law.
Contract	The flexible premium deferred variable annuity contract offered by Thrivent and described in this prospectus.
Contract Age	A person’s Issue Age increased by one on each Contract Anniversary.
Contract Anniversary	The same month and day of each year after issue as in the Date of Issue.
Contract Year
The first Contract Year begins on the Date of Issue and continues through the day before the first Contract Anniversary. Thereafter, a Contract Year begins on one Contract Anniversary and continues through the day before the next
Contract Anniversary.

Date of Issue	The date when the Initial Premium is allocated to the Subaccounts of the Variable Account and to the Fixed Account.
Fixed Account
An investment allocation option that credits an interest rate. The Fixed Account is part of our General Account. The Fixed Account is not a Subaccount. For the
current interest rate, please call our Service Center at 1-800-847-4836.

General Account
The General Account consists of all assets of Thrivent other than those allocated to a Separate Account. Allocations to the Fixed Account are maintained in the
General Account. Insurance benefits are paid from the General Account and are subject to Thrivent’s claims-paying ability.

GLWB Benefit Base
The GLWB Benefit Base is the amount used for calculating the Guaranteed
Annual Withdrawal Amounts and the GLWB Rider Charge. It cannot be taken as a full or partial surrender and is not payable as part of Death Proceeds.

Issue Age	A person’s age on his or her birthday nearest the Date of Issue.
Maximum Anniversary Death Benefit (MADB) Rider
This is an optional benefit that may be selected at the time of application for an additional fee. It can provide you with an increased death benefit based on the
Accumulated Value on a Contract Anniversary.

Maximum Anniversary Death Benefit (MADB) Rider Charge	The charge you pay if you add the optional death benefit at the time of application. The MADB Rider Charge will be deducted quarterly from the Accumulated Value.
Maximum Annuity Date	The latest date when annuity income payments must begin.
Medallion Signature Guarantee
A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or a savings association participating in the
Medallion Signature Guarantee Program provides that service.

Notice	A request signed by you or provided in another manner acceptable to us and received in good order by us at our Service Center.
Owner, you, your, yours	The owner(s) of this contract.
Portfolio	A mutual fund in which a Subaccount invests. Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Qualified Plan	A contract governed by the requirements of Section 408, or 408A of the Internal Revenue Code, as amended.
Rate Sheet	A prospectus supplement, that will be filed periodically, where we declare the current features applicable on our Thrivent Income Builder (GLWB) Rider.
Service Center	Thrivent, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.

Settlement Option	You may elect to convert all or some of your Accumulated Value into guaranteed annuity payments from us. A death benefit, if any, would then depend on the option selected.
Spouse
An individual lawfully married to another individual as defined by federal tax law.
The marriage must be recognized by the state, possession, or territory of the
United States in which the marriage is entered into, regardless of domicile.
Individuals who enter into a marriage under the laws of a foreign jurisdiction are recognized as married for federal tax law purposes if the relationship would be recognized as marriage under the laws of at least one state, possession, or territory of the United States, regardless of domicile.

Subaccount	A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Surrender Charge	A charge that applies to withdrawals that have not met the waiting period. Each premium payment has its own 7-year Surrender Charge period.
Thrivent Income Builder (GLWB) Rider
This is an optional benefit that may be selected at the time of application for an additional fee. It can provide you with retirement income by guaranteeing specified withdrawals for life. You may withdraw up to a Guaranteed Annual
Withdrawal Amount (GAWA) each Contract Year for as long as the Thrivent
Income Builder (GLWB) Rider is in force.

Thrivent Income Builder (GLWB) Rider Charge	The charge you pay if you add the optional guaranteed lifetime withdrawal benefit at the time of application. The GLWB Rider Charge will be deducted quarterly from the Accumulated Value.
Valuation Day	Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.
Valuation Period	The period of time from the determination of Accumulation Values on a Valuation Day to the values on the next Valuation Day.
Variable Account	Thrivent Variable Annuity Account I, which is a Separate Account of Thrivent.

Appendix A: Portfolios Available Under the Contract
The following is a list of Portfolios that correspond to Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/RetirementChoice. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflect fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Allocation - 85%+ Equity	Thrivent Aggressive Allocation Portfolio	0.75%[1]	-17.92%	6.26%	9.29%
Allocation - 70% to 85% Equity	Thrivent Moderately Aggressive Allocation Portfolio	0.71%[1]	-17.41%	4.78%	7.58%
Allocation - 50% to 70% Equity	Thrivent Moderate Allocation Portfolio	0.64%[1]	-16.19%	4.01%	6.14%
Allocation - 30% to 50% Equity	Thrivent Moderately Conservative Allocation Portfolio	0.61%[1]	-14.73%	2.35%	4.19%
	Thrivent Balanced Income Plus Portfolio	0.65%	-13.77%	3.34%	5.82%
Allocation - 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.48%	-12.38%	2.16%	4.22%
Bank Loan	Eaton Vance VT Floating-Rate Income Portfolio Initial Class	1.17%	-2.70%	1.93%	2.52%
Corporate Bond	Thrivent Income Portfolio	0.43%	-15.86%	0.75%	2.17%
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Portfolio Service Class 2	1.17%	-20.37%	1.46%	4.35%
	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	-25.91%	-1.69%	0.23%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	1.14%	-15.80%	-0.95%	0.87%
Equity Energy	Fidelity® VIP Energy Portfolio Service Class 2	0.89%	62.87%	6.94%	4.54%
Foreign Large Blend	American Funds IS® International Growth and Income Portfolio Class 4	1.05%	-15.52%	0.35%	3.37%
	Thrivent International Allocation Portfolio	0.74%	-18.35%	-0.19%	3.31%
	Thrivent International Index Portfolio	0.45%	-14.56%	N/A4	N/A4
Foreign Large Growth	American Funds IS® International Portfolio Class 4	1.03%	-21.02%	-1.29%	3.67%
	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2	1.07%	-26.57%	3.03%	6.98%
Foreign Large Value	Putnam VT International Value Portfolio Class IB	1.15%	-6.81%	1.97%	4.19%
Foreign Small/Mid Blend	John Hancock VIT International Small Company Trust Series II	1.27%	-18.35%	-0.45%	5.11%
Global Real Estate	MFS® Variable Insurance Trust III Global Real Estate Portfolio Service Class	1.17%[1]	-27.14%	3.23%	5.65%
Health	Thrivent Healthcare Portfolio	0.84%[1]	-5.54%	11.52%	11.42%
High Yield Bond	Thrivent High Yield Portfolio	0.45%	-10.22%	1.26%	3.19%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Inflation- Protected Bond	PIMCO VIT Real Return Portfolio Advisor Class	0.87%	-11.99%	1.86%	0.80%
Intermediate Core Bond	Goldman Sachs VIT Core Fixed Income Portfolio Service Class	0.67%[1]	-14.28%	-0.18%	0.93%
	John Hancock VIT Core Bond Trust Series II	0.88%[1]	-13.81%	-0.40%	0.70%
Intermediate Core-Plus Bond	BlackRock Total Return V.I. Portfolio Class III	0.79%[1]	-14.28%	-0.17%	0.95%[5]
Intermediate Government	Thrivent Government Bond Portfolio	0.45%	-10.37%	0.08%	0.94%
Large Blend	American Funds® IS Growth-Income Portfolio Class 4	0.78%	-16.70%	7.56%	11.28%
	MFS® Variable Insurance Trust II Core Equity Portfolio Service Class	1.08%[1]	-17.48%	9.26%	12.33%
	Principal Capital Appreciation Portfolio Class 2	0.88%	-16.62%	9.89%	12.26%
	Putnam VT Research Class IB	1.00%	-17.28%	9.35%	12.34%
	Thrivent ESG Index Portfolio	0.38%[1]	-21.83%	N/A4	N/A4
	Thrivent Large Cap Index Portfolio	0.23%	-18.30%	9.17%	12.24%
Large Growth	Janus Henderson Forty Portfolio Service Class	0.80%	-33.73%	9.48%	12.72%
	Thrivent All Cap Portfolio	0.66%	-18.21%	7.97%	11.03%
	Thrivent Large Cap Growth Portfolio	0.43%	-33.63%	9.77%	12.95%
Large Value	MFS® Variable Insurance Trust Value Series Portfolio Service Class	0.94%[1]	-6.14%	7.08%	10.77%
	Principal VC Equity Income Portfolio Class 2	0.73%	-10.72%	7.15%	10.43%
	Thrivent Large Cap Value Portfolio	0.63%	-4.68%	8.35%	11.08%
Long Government	PIMCO VIT Long-Term U.S. Government Portfolio Advisor Class	1.235%	-28.95%	-2.63%	0.16%
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	-13.25%	6.46%	10.46%
	Thrivent Mid Cap Stock Portfolio	0.66%	-17.96%	7.63%	12.88%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio Service Class	0.96%	-16.15%	9.35%	13.10%
	Thrivent Mid Cap Growth Portfolio	0.85%[1]	-28.52%	N/A4	N/A4
Mid-Cap Value	Fidelity® VIP Value Portfolio Service Class 2	0.89%	-4.29%	8.32%	10.83%
	MFS® Variable Insurance Trust III Mid Cap Value Portfolio Service Class	1.04%[1]	-9.00%	7.32%	10.59%
	Thrivent Mid Cap Value Portfolio	0.90%[1]	-5.23%	N/A4	N/A4
Money Market- Taxable	Thrivent Money Market Portfolio	0.32%	1.36%	0.99%	0.54%
Multisector Bond	John Hancock VIT Strategic Income Opportunities Trust Series II	0.97%[1]	-10.30%	0.53%	2.23%
	Thrivent Multidimensional Income Portfolio	1.00%[1]	-13.35%	1.11%	N/A2
	Thrivent Opportunity Income Plus Portfolio	0.66%	-10.49%	0.43%	1.50%
Real Estate	Thrivent Real Estate Securities Portfolio	0.85%	-25.60%	3.93%	6.61%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.44%	-4.19%	1.12%	1.39%
Small Blend	Goldman Sachs VIT Small Cap Equity Insights Portfolio Service Class	1.06%[1]	-19.64%	4.07%	8.93%
	Thrivent Small Cap Index Portfolio	0.24%	-16.30%	5.65%	10.55%
	Thrivent Small Cap Stock Portfolio	0.70%	-10.46%	9.49%	12.73%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Small Growth	MFS® Variable Insurance Trust New Discovery Series Portfolio Service Class	1.12%[1]	-29.99%	7.53%	9.71%
	Thrivent Small Cap Growth Portfolio	0.94%[1]	-22.91%	N/A3	N/A3
Small Value	Franklin Small Cap Value VIP Portfolio Class 2	0.91%[1]	-10.06%	5.48%	9.09%
Technology	MFS® Variable Insurance Trust II Technology Portfolio Service Class	1.13%[1]	-35.85%	8.00%	13.76%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	1.06%	-11.09%	-1.02%	-0.41%
	Templeton Global Bond VIP Class 2	0.77%[1]	-4.95%	-2.32%	-0.78%
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.63%	-18.97%	4.90%	8.60%
	Thrivent Low Volatility Equity Portfolio	0.90%[1]	-10.67%	5.31%	N/A2
Global Large-Stock Growth	American Funds® IS Global Growth Portfolio Class 4	0.91%[1]	-24.92%	6.80%	9.92%
1Current expenses reflect temporary fee reductions.
2The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/28/2017 and does not have annual returns for the period shown.
3The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
4The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.
5The returns for Class III shares prior to August 14, 2012, the recommencement of operations of Class III shares, are based upon the performance of the Predecessor Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Appendix B: GLWB Rider Investment Restrictions
Portfolios Available Under Contracts with GLWB Rider
If you have the optional Thrivent Income Builder (GLWB) Rider, you will be subject to investment restrictions. There are currently two options available, the Asset Allocation Option or the Custom Allocation Option. Premium and Accumulated Value allocations must comply with one of these options. You will receive Notice if these change in the future.
The Asset Allocation Option requires 100% allocation among the available Subaccounts and there is no restriction on how much you can allocate into each Subaccount. The Custom Allocation Option has five different groups with a specified minimum or maximum percentage of premium or Accumulated Value that can be allocated to each group. You select the percentages of premium or Accumulated Value to allocate to Subaccounts within each group. Each option is also subject to automatic quarterly asset rebalancing.

ASSET ALLOCATION OPTION for GLWB Rider
ALLOCATION OPTIONS	REQUIRED ALLOCATION PERCENTAGES
Thrivent Moderate Allocation Portfolio Thrivent Moderately Aggressive Allocation Portfolio Thrivent Moderately Conservative Allocation Portfolio Thrivent Opportunity Income Plus Portfolio Thrivent Diversified Income Plus Portfolio	100%

CUSTOM OPTION for GLWB Rider
ALLOCATION OPTIONS	REQUIRED ALLOCATION PERCENTAGES
Group 1 Thrivent Fixed Account	See Rate Sheet
Group 2
BlackRock Total Return V.I. Portfolio
Eaton Vance VT Floating-Rate Income Portfolio
Goldman Sachs VIT Core Fixed Income Portfolio
John Hancock VIT Core Bond Portfolio
John Hancock VIT Strategic Income Opportunities Portfolio
PIMCO VIT Global Bond Opportunities (unhedged) Portfolio
PIMCO VIT Long-Term US Government Portfolio
PIMCO VIT Real Return Portfolio
Templeton Global Bond VIP Portfolio
Thrivent Government Bond Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Portfolio
See Rate Sheet

CUSTOM OPTION for GLWB Rider
ALLOCATION OPTIONS	REQUIRED ALLOCATION PERCENTAGES
Group 3
American Funds IS® Global Growth Portfolio
American Funds IS® Growth-Income Portfolio
American Funds IS® International Portfolio
American Funds IS® International Growth and Income Portfolio
Fidelity® VIP Value Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Janus Henderson VIT Enterprise Portfolio
Janus Henderson VIT Forty Portfolio
MFS® VIT II Core Equity Portfolio
MFS® VIT III Mid Cap Value Portfolio
MFS® VIT Value Series Portfolio
Principal Capital Appreciation Portfolio
Principal VC Equity Income Portfolio
Putnam VT International Value Portfolio
Putnam VT Research Portfolio
Thrivent Aggressive Allocation Portfolio
Thrivent All Cap Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent ESG Index Portfolio
Thrivent Global Stock Portfolio
Thrivent International Allocation Portfolio
Thrivent International Index Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Value Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Portfolio
See Rate Sheet
Group 4
Franklin Small Cap Value VIP Portfolio
Goldman Sachs VIT Small Cap Equity Insights Portfolio
John Hancock VIT International Small Company Portfolio
MFS® VIT New Discovery Series Portfolio
Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Portfolio
See Rate Sheet

CUSTOM OPTION for GLWB Rider
ALLOCATION OPTIONS	REQUIRED ALLOCATION PERCENTAGES
Group 5
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP Energy Portfolio
MFS® VIT II Technology Portfolio
MFS® VIT III Global Real Estate Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
Thrivent Emerging Markets Equity Portfolio
Thrivent Healthcare Portfolio
Thrivent Real Estate Securities Portfolio
See Rate Sheet

Appendix C: Historical Rate Sheet Supplements
Rate Sheet Prospectus Supplement dated August 22, 2023
to the Prospectus dated April 30, 2023
THRIVENT RETIREMENT CHOICE VARIABLE ANNUITY
THRIVENT VARIABLE ANNUITY ACCOUNT I
For all states except New York
This Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus and should be read and kept with your prospectus. To obtain an additional copy of the current prospectus, please contact our Service Center at 1-800-847-4836.
This Rate Sheet Prospectus Supplement (“Rate Sheet”) applies if you elect the Thrivent Income Builder Rider. The optional Thrivent Income Builder Rider is a Guaranteed Lifetime Withdrawal Benefit (“GLWB”). You can find the current Rate Sheet at dfinview.com/Thrivent/RetirementChoice or call our Service Center to request a copy.
This Rate Sheet provides the current GLWB Rider Charge, Maximum GLWB Benefit Base, GLWB Credit Percentage, GLWB Benefit Base Guaranteed Minimum, GLWB Withdrawal Percentage, and the current GLWB Rider Groups and Required Allocation Percentages.
This Rate Sheet has no specified end date, but it can be superseded at any time. Any new Rate Sheet will be available a minimum of 10 business days prior to its effective date. For complete information about the optional benefit referenced in this Rate Sheet Prospectus Supplement, please see the applicable subsection titled “Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider” section in the full Prospectus.
For applications signed on or after September 6, 2023,
where the specified premium arrives in good order within 90 days of the sign date, the following applies:
The Thrivent Income Builder (GLWB) Rider Charge will be deducted from the subaccounts of the Variable Account on a pro rata basis according to the ratio of each subaccount of the Variable Account to the Accumulated Value of the Variable Account. The charge will be deducted from the Fixed Account only if the variable subaccounts are depleted.
Annual Contract Expenses	Current
Thrivent Income Builder (GLWB) Rider Charge	1.45%
Your Maximum GLWB Benefit Base will be limited to the dollar amount below. In addition, the following factors will be variables in the calculation of your GLWB Rider benefit.
GLWB Rider Features	Current
Maximum GLWB Benefit Base	$10,000,000
GLWB Credit Percentage	6%
GLWB Benefit Base Guaranteed Minimum The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this contract. It is calculated as the sum of the following:
1) Premium allocated in the first Contract Year, multiplied by:	100%
2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by:
100%

The GLWB Withdrawal Percentage is set on the GLWB Calculation Date using the Contract Age of the Covered Person (or the younger Covered Person, if there are two) on that date. Once that GLWB Withdrawal Percentage is set on the GLWB Calculation Date, it cannot change.
GLWB Withdrawal Percentages
Contract Age	Single	Joint
50-59	3.50%	3.00%
60-64	4.25%	3.75%
65-69	5.50%	5.00%
70-74	5.75%	5.25%
75+	6.00%	5.50%
If you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted by Subaccount Classifications, Required Allocation Percentages, and Allocation Options. These may change in the future pursuant to any Rate Sheet Prospectus Supplements.
GLWB Rider Groups and Allocation Percentages
Allocation Options	Required Allocation Percentages
Group 1	0-10%
Group 2	20-90%
Group 3	0-70%
Group 4	0-40%
Group 5	0-10%

Rate Sheet Prospectus Supplement dated April 30, 2023
to the Prospectus dated April 30, 2023
THRIVENT RETIREMENT CHOICE VARIABLE ANNUITY
THRIVENT VARIABLE ANNUITY ACCOUNT I
This Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus and should be read and kept with your prospectus. To obtain an additional copy of the current prospectus, please contact our Service Center at 1-800-847-4836.
This Rate Sheet Prospectus Supplement (“Rate Sheet”) applies if you elect the Thrivent Income Builder Rider. The optional Thrivent Income Builder Rider is a Guaranteed Lifetime Withdrawal Benefit (“GLWB”). You can find the current Rate Sheet at dfinview.com/Thrivent/RetirementChoice or call our Service Center to request a copy.
This Rate Sheet provides the current GLWB Rider Charge, Maximum GLWB Benefit Base, GLWB Credit Percentage, GLWB Benefit Base Guaranteed Minimum, GLWB Withdrawal Percentage, and the current GLWB Rider Groups and Required Allocation Percentages.
This Rate Sheet has no specified end date, but it can be superseded at any time. Any new Rate Sheet will be available a minimum of 10 business days prior to its effective date. For complete information about the optional benefit referenced in this Rate Sheet Prospectus Supplement, please see the applicable subsection titled “Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider” section in the full Prospectus.
For GLWB Rider elections (on an application or election form, if applicable) signed on or after April 30, 2023, where the specified premium arrives in good order within 90 days of the sign date, the following applies:
The Thrivent Income Builder (GLWB) Rider Charge will be deducted from the subaccounts of the Variable Account on a pro rata basis according to the ratio of each subaccount of the Variable Account to the Accumulated Value of the Variable Account. The charge will be deducted from the Fixed Account only if the variable subaccounts are depleted. For riders issued in New York, charges will not be deducted from the Fixed Account.
Annual Contract Expenses	Current
Thrivent Income Builder (GLWB) Rider Charge	1.30%
Your Maximum GLWB Benefit Base will be limited to the dollar amount below. In addition, the following factors will be variables in the calculation of your GLWB Rider benefit.
GLWB Rider Features	Current
Maximum GLWB Benefit Base	$10,000,000
GLWB Credit Percentage	6%
GLWB Benefit Base Guaranteed Minimum The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this contract. It is calculated as the sum of the following:
1) Premium allocated in the first Contract Year, multiplied by:	100%
2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by:
100%

The GLWB Withdrawal Percentage is set on the GLWB Calculation Date using the Contract Age of the Covered Person (or the younger Covered Person, if there are two) on that date. Once that GLWB Withdrawal Percentage is set on the GLWB Calculation Date, it cannot change.
GLWB Withdrawal Percentages
Contract Age	Single	Joint
50-59	3.25%	2.75%
60-64	3.75%	3.25%
65-69	4.75%	4.25%
70-74	5.25%	4.75%
75+	5.75%	5.25%
If you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted by Subaccount Classifications, Required Allocation Percentages, and Allocation Options. These may change in the future pursuant to any Rate Sheet Prospectus Supplements.
GLWB Rider Groups and Allocation Percentages
Allocation Options	Required Allocation Percentages
Group 1	0-10%
Group 2	20-90%
Group 3	0-70%
Group 4	0-40%
Group 5	0-10%

Rate Sheet Prospectus Supplement dated September 30, 2022
to the Prospectus dated April 30, 2022
THRIVENT RETIREMENT CHOICE VARIABLE ANNUITY
THRIVENT VARIABLE ANNUITY ACCOUNT I
This Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus and should be read and kept with your prospectus. To obtain an additional copy of the current prospectus, please contact our Service Center at 1-800-847-4836.
This Rate Sheet Prospectus Supplement (“Rate Sheet”) applies if you elect the Thrivent Income Builder Rider. The optional Thrivent Income Builder Rider is a Guaranteed Lifetime Withdrawal Benefit (“GLWB”). You can find the current Rate Sheet at dfinview.com/Thrivent/RetirementChoice or call our Service Center to request a copy.
This Rate Sheet provides the current GLWB Rider Charge, Maximum GLWB Benefit Base, GLWB Credit Percentage, GLWB Benefit Base Guaranteed Minimum, GLWB Withdrawal Percentage, and the current GLWB Rider Groups and required Allocation Percentages.
This Rate Sheet has no specified end date, but it can be superseded at any time. Any new Rate Sheet will be available a minimum of 10 business days prior to its effective date. For complete information about the optional benefit referenced in this Rate Sheet Prospectus Supplement, please see the applicable subsection titled “Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider” section in the full Prospectus.
For GLWB Rider elections (on an application or election form, if applicable) signed on or after October 15, 2022, where the specified premium arrives in good order within 90 days of the sign date, the following applies:
The Thrivent Income Builder (GLWB) Rider Charge will be deducted from the subaccounts of the Variable Account on a pro rata basis according to the ratio of each subaccount of the Variable Account to the Accumulated Value of the Variable Account. The charge will be deducted from the Fixed Account only if the variable subaccounts are depleted. For riders issued in New York, charges will not be deducted from the Fixed Account.
Annual Contract Expenses	Current
Thrivent Income Builder (GLWB) Rider Charge	1.30%
Your Maximum GLWB Benefit Base will be limited to the dollar amount below. In addition, the following factors will be variables in the calculation of your GLWB Rider benefit.
GLWB Rider Features	Current
Maximum GLWB Benefit Base	$10,000,000
GLWB Credit Percentage	6%
GLWB Benefit Base Guaranteed Minimum The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this contract. It is calculated as the sum of the following:
1) Premium allocated in the first Contract Year, multiplied by:	100%
2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by:
100%

The GLWB Withdrawal Percentage is set on the GLWB Calculation Date using the Contract Age of the Covered Person (or the younger Covered Person, if there are two) on that date. Once that GLWB Withdrawal Percentage is set on the GLWB Calculation Date, it cannot change.
GLWB Withdrawal Percentages
Contract Age	Single	Joint
50-59	3.25%	2.75%
60-64	3.75%	3.25%
65-69	4.75%	4.25%
70-74	5.25%	4.75%
75+	5.75%	5.25%
If you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted by Subaccount Classifications, Required Allocation Percentages, and Allocation Options. These may change in the future pursuant to any Rate Sheet Prospectus Supplements.
GLWB Rider Groups and Allocation Percentages
Allocation Options	Required Allocation Percentages
Group 1	0-10%
Group 2	20-90%
Group 3	0-70%
Group 4	0-40%
Group 5	0-10%

Rate Sheet Prospectus Supplement dated April 30, 2022
to the Prospectus dated April 30, 2022
THRIVENT RETIREMENT CHOICE VARIABLE ANNUITY
THRIVENT VARIABLE ANNUITY ACCOUNT I
This Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus and should be read and kept with your prospectus. To obtain an additional copy of the current prospectus, please contact our Service Center at 1-800-847-4836.
This Rate Sheet Prospectus Supplement (“Rate Sheet”) applies if you elect the Thrivent Income Builder Rider. The optional Thrivent Income Builder Rider is a Guaranteed Lifetime Withdrawal Benefit (“GLWB”). You can find the current Rate Sheet at dfinview.com/Thrivent/RetirementChoice or call our Service Center to request a copy.
This Rate Sheet provides the current GLWB Rider Charge, Maximum GLWB Benefit Base, GLWB Credit Percentage, GLWB Benefit Base Guaranteed Minimum, GLWB Withdrawal Percentage, and the current GLWB Rider Groups and required Allocation Percentages.
This Rate Sheet has no specified end date, but it can be superseded at any time. Any new Rate Sheet will be available a minimum of 10 business days prior to its effective date. For complete information about the optional benefit referenced in this Rate Sheet Prospectus Supplement, please see the applicable subsection titled “Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider” section in the full Prospectus.
For GLWB Riders issued on or after April 30, 2022, the following applies:
The Thrivent Income Builder (GLWB) Rider Charge will be deducted from the subaccounts of the Variable Account on a pro rata basis according to the ratio of each subaccount of the Variable Account to the Accumulated Value of the Variable Account. The charge will be deducted from the Fixed Account only if the variable subaccounts are depleted. For riders issued in New York, charges will not be deducted from the Fixed Account.
Annual Contract Expenses	Current
Thrivent Income Builder (GLWB) Rider Charge	1.30%
Your Maximum GLWB Benefit Base will be limited to the dollar amount below. In addition, the following factors will be variables in the calculation of your GLWB Rider benefit.
GLWB Rider Features	Current
Maximum GLWB Benefit Base	$10,000,000
GLWB Credit Percentage	6%
GLWB Benefit Base Guaranteed Minimum The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this contract. It is calculated as the sum of the following:
1) Premium allocated in the first Contract Year, multiplied by:	200%
2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by:
100%
The GLWB Withdrawal Percentage is set on the GLWB Calculation Date using the Contract Age of the Covered Person (or the younger Covered Person, if there are two) on that date. Once that GLWB Withdrawal Percentage is set on the GLWB Calculation Date, it cannot change.

GLWB Withdrawal Percentages
Contract Age	Single	Joint
50-59	3.25%	2.75%
60-64	3.75%	3.25%
65-69	4.75%	4.25%
70-74	5.25%	4.75%
75+	5.75%	5.25%
If you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted by Subaccount Classifications, Required Allocation Percentages, and Allocation Options. These may change in the future pursuant to any Rate Sheet Prospectus Supplements.
GLWB Rider Groups and Allocation Percentages
Allocation Options	Required Allocation Percentages
Group 1	0-10%
Group 2	20-90%
Group 3	0-70%
Group 4	0-40%
Group 5	0-10%

Appendix D: Historical Rate Sheet Supplements for New York
Rate Sheet Prospectus Supplement dated August 22, 2023
to the Prospectus dated April 30, 2023
THRIVENT RETIREMENT CHOICE VARIABLE ANNUITY
THRIVENT VARIABLE ANNUITY ACCOUNT I
For New York sales only
This Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus and should be read and kept with your prospectus. To obtain an additional copy of the current prospectus, please contact our Service Center at 1-800-847-4836.
This Rate Sheet Prospectus Supplement (“Rate Sheet”) applies if you elect the Thrivent Income Builder Rider. The optional Thrivent Income Builder Rider is a Guaranteed Lifetime Withdrawal Benefit (“GLWB”). You can find the current Rate Sheet at dfinview.com/Thrivent/RetirementChoice or call our Service Center to request a copy.
This Rate Sheet provides the current GLWB Rider Charge, Maximum GLWB Benefit Base, GLWB Credit Percentage, GLWB Benefit Base Guaranteed Minimum, GLWB Withdrawal Percentage, and the current GLWB Rider Groups and Required Allocation Percentages.
This Rate Sheet has no specified end date, but it can be superseded at any time. Any new Rate Sheet will be available a minimum of 10 business days prior to its effective date. For complete information about the optional benefit referenced in this Rate Sheet Prospectus Supplement, please see the applicable subsection titled “Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider” section in the full Prospectus.
For applications signed on or after September 6, 2023,
where the specified premium arrives in good order within 90 days of the sign date, the following applies:
The Thrivent Income Builder (GLWB) Rider Charge will be deducted from the subaccounts of the Variable Account on a pro rata basis according to the ratio of each subaccount of the Variable Account to the Accumulated Value of the Variable Account. The charge will not be deducted from the Fixed Account if the variable subaccounts are depleted.
Annual Contract Expenses	Current
Thrivent Income Builder (GLWB) Rider Charge	1.45%
Your Maximum GLWB Benefit Base will be limited to the dollar amount below. In addition, the following factors will be variables in the calculation of your GLWB Rider benefit.
GLWB Rider Features	Current
Maximum GLWB Benefit Base	$10,000,000
GLWB Credit Percentage	6%
GLWB Benefit Base Guaranteed Minimum The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this contract. It is calculated as the sum of the following:
1) Premium allocated in the first Contract Year, multiplied by:	100%
2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by:
100%

The GLWB Withdrawal Percentage is set on the GLWB Calculation Date using the Contract Age of the Covered Person (or the younger Covered Person, if there are two) on that date. Once that GLWB Withdrawal Percentage is set on the GLWB Calculation Date, it cannot change.
GLWB Withdrawal Percentages
Contract Age	Single	Joint
50-59	3.50%	3.00%
60-64	4.25%	3.75%
65-69	5.00%	4.50%
70-74	5.50%	5.00%
75-79	6.00%	5.50%
80-84	6.55%	6.05%
85-89	7.25%	6.75%
90-94	8.15%	7.65%
95+	9.30%	8.80%
If you have the Thrivent Income Builder (GLWB) Rider, your allocations to the Subaccounts will be restricted by Subaccount Classifications, Required Allocation Percentages, and Allocation Options. These may change in the future pursuant to any Rate Sheet Prospectus Supplements.
GLWB Rider Groups and Allocation Percentages
Allocation Options	Required Allocation Percentages
Group 1	0-10%
Group 2	20-90%
Group 3	0-70%
Group 4	0-40%
Group 5	0-10%

74

The Statement of Additional Information (SAI) dated April 30, 2024 contains more information about the Contract and the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/RetirementChoice. For a paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or  FINRA’s Broker Check for more information about our financial advisors.
Contract Form #ICC20 W-BZ-FPVA and state variations
EDGAR Contract No.C000220060 32066PR R4-24

Thrivent Variable Annuity Account I
Statement of Additional Information
Dated April 30, 2024
For
Flexible Premium Deferred Variable Annuity Contract
Issued by
Thrivent Financial for Lutherans
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: 800-847-4836 E-mail: mail@thrivent.com	600 Portland Avenue S., Suite 100 Minneapolis, MN 55415-4402 Telephone: 800-847-4836 E-mail: mail@thrivent.com
This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Thrivent Retirement Choice Variable Annuity Prospectus dated April 30, 2024 (the “Prospectus”) for Thrivent Variable Annuity Account I (the “Variable Account”), describing an individual flexible premium deferred variable annuity contract (the “Contract”) currently offered by Thrivent Financial for Lutherans (“Thrivent”) to persons eligible for membership in Thrivent.
Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or it can be accessed electronically at dfinview.com/thrivent/retirementchoice.
Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.
1

GENERAL INFORMATION AND HISTORY
Depositor
The Contract is issued by Thrivent Financial for Lutherans (Thrivent). Thrivent, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent is currently licensed to transact life insurance business in all 50 states and the District of Columbia. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.
Registrant
The Variable Account is a separate account of ours, which became available October 31, 2002. The Variable Account meets the definition of a “separate account” under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account
History of Depositor and Registrant
Thrivent is a not-for-profit financial services membership organization of Christians helping our members achieve financial security and give back to their communities. We were organized in 1902 as a fraternal benefit society under Wisconsin law, and comply with Internal Revenue Code Section 501(c)(8). We are licensed to sell insurance in all states and the District of Columbia.
2

SERVICES
Service Agreements and Other Service Providers
Assurance and audit services are currently provided by PricewaterhouseCoopers LLP, whose address is 45 South Seventh Street, Suite 3400, Minneapolis, Minnesota 55402.
There are no other service agreement contracts or service providers other than those described in this Statement of Additional Information. There is no custodian.
3

PURCHASE OF SECURITIES BEING OFFERED
You purchase a Contract by submitting an application to us through one of our financial professionals. Contracts are offered to members and people eligible for membership. The prospectus contains all material provisions of the Contract and any variations are pursuant to state law. In your application you select the features of your Contract, including:
•
The amount of your initial premium. This premium must be at least $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000. If you add the Thrivent Income Builder (GLWB) Rider, the minimum acceptable premium is $25,000.
•
How you want your premiums allocated among the Subaccount(s), and/or the Fixed Account. We reserve the right to limit the number of allocations to subaccounts.
•
Whether or not you want the Maximum Anniversary Death Benefit (MADB) Rider or the Thrivent Income Builder (GLWB) Rider.
•
The beneficiary or beneficiaries you want to receive the benefit payable upon the death of an Owner.
•
The maximum Issue Age is Contract Age 85 and no premiums are accepted once any Owner reaches Contract Age 88 (or any annuitant if owned by a non-natural person).
•
Premium amounts of $1 million or greater will require prior approval, and we reserve the right to limit the total amount of all premiums paid on the Contract to $1 million. We reserve the right to decline future applications if the premium on an Owner’s Contract is $1 million or greater. We reserve the right to decline applications that do not meet issue and suitability guidelines.
UNDERWRITERS
Thrivent Investment Management Inc., an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Principal Underwriting Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Management Inc. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.
The offering of the Contracts is continuous.
Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Management retained $0.
2023	2022	2021
TBD	$66,002,566	$93,337,333
4

ANNUITY PAYMENTS
When a fixed settlement option is issued, the payment amount is the agreement amount divided by the annuity payment rate.  The annuity payment rate for life incomes is determined using 2.0% and the 2012 Individual Annuity Mortality Table.  For non-life contingent fixed settlement options, the payment rate is determined using 1.0%  The payment for fixed settlement options does not change.  Thrivent may offer a higher payment amount at issue of a settlement option.
STANDARD AND POOR’S DISCLAIMER
The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by Thrivent Financial for Lutherans (“Thrivent”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent. Thrivent variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Thrivent variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent with respect to the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent or the Thrivent variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent or the owners of the Thrivent variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent variable insurance products or the timing of the issuance or sale of the Thrivent variable insurance contract or in the determination or calculation of the equation by which a Thrivent variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT, OWNERS OF THE THRIVENT VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT,
5

SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
For portfolios other than Thrivent’s, please see that external portfolio’s prospectus for index information.
MSCI DISCLAIMER
MSCI, Inc. (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
6

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Report of Independent Auditors and Financial Statements to be provided by post-effective amendment.
7

PART C. OTHER INFORMATION
Exhibit	Description	Filed Herewith / Incorporated by reference from
(a)	Resolution of the Board of Directors of Thrivent Financial for Lutherans authorizing the establishment of Thrivent Variable Annuity Account I (“Registrant”)	Initial registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on May 31, 2002
(b)	Custodian Agreements	Not Applicable
(c)	Underwriting Contracts	Pre-Effective Amendment No. 1 to the registration statement to Form N-4 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on November 27, 2019
(d)(i)	Contract
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(d)(ii)	Maximum Anniversary Death Benefit Rider	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Retirement Choice Variable Annuity, Registration Statement 333-237618, filed April 9, 2020
(d)(iii)	Guaranteed Lifetime Withdrawal Benefit Rider – Single
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(d)(iv)	Guaranteed Lifetime Withdrawal Benefit Rider – Joint
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(d)(v)	Amendatory Agreement (Unisex Tables)	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity, Registration Statement 333-216125, filed on February 17, 2017
(d)(vi)	Amendatory Agreement (Sex Distinct Tables)	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity, Registration Statement 333-216125, filed on February 17, 2017
(d)(vii)	Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010
(d)(viii)	Roth Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010
(e)	Contract Application Form	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Retirement Choice Variable Annuity, Registration Statement 333-237618, filed April 9, 2020
(f)	Articles of Incorporation and Bylaws of Depositor	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, AdvisorFlex Variable Annuity, Registration Statement 333-216125, filed on February 17, 2017
(g)	Reinsurance Contracts	Not Applicable
(h)(i)	Participation Agreement between the Depositor and the Fund as of December 15, 2003	Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004

Exhibit	Description	Filed Herewith / Incorporated by reference from
(h)(ii)	American Funds Participation Agreement Amendment
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(iii)	BlackRock Distribution Sub-Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(iv)	Eaton Vance Participation Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(v)	Eaton Vance Shareholder Servicing Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(vi)	Eaton Vance 12b-1 Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(vii)	Fidelity VIP Service Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(viii)	Fidelity Broker-Dealer Redirect Letter
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(ix)	Franklin Templeton Participation Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
(h)(x)	Franklin Templeton Participation Agreement Addendum	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
(h)(xi)	Franklin Templeton Participation Agreement Amendment
Post-Effective Amendment No. 7 to the registration statement of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on April 26, 2022

(h)(xii)	Franklin Templeton Administrative Services Agreement (ASA)	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
(h)(xiii)	Franklin Templeton ASA Amendment
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xiv)	Franklin Templeton ASA Amendment
Post-Effective Amendment No.8 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on April 26, 2023

(h)(xv)	Goldman Sachs Participation Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

Exhibit	Description	Filed Herewith / Incorporated by reference from
(h)(xvi)	Goldman Sachs Administrative Services Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xvii)	Goldman Sachs Service Class Service Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xviii)	Janus Henderson Amendment to Fund Participation Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xix)	Janus Henderson Distribution Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xx)	Janus Henderson Administrative Services Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xxi)	John Hancock Amendment to Participation Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xxii)	John Hancock Amendment to Administrative Services Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xxiii)	MFS Amendment to Participation Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xxiv)	MFS Fee Letter
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xxv)	PIMCO Selling Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xxvi)	Principal Participation Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on June 29, 2017
(h)(xxvii)	Principal Participation Agreement Amendment
Post-Effective Amendment No. 7 to the registration statement of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on April 26, 2022

(h)(xxviii)	Putnam Participation Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

Exhibit	Description	Filed Herewith / Incorporated by reference from
(h)(xxix)	Putnam 22c-2 Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xxx)	Putnam NSCC Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(h)(xxxi)	Putnam Marketing Administrative Agreement
Pre-Effective Amendment No. 1 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on June 29, 2020

(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts	Not Applicable
(k)	Opinion of Counsel as to the legality of the securities being registered (including written consent)	Filed Herewith
(l)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP
Post-Effective Amendment No.8 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on April 26, 2023

(m)	Omitted Financial Statements	Not Applicable
(n)	Initial Capital Agreements	Not Applicable
(o)	Initial Summary Prospectus	Filed Herewith
(p)	Powers of Attorney
Post-Effective Amendment No.8 to the registration statement
of Thrivent Variable Annuity Account I, Thrivent Retirement
Choice Variable Annuity, Registration Statement 333-237618,
filed on April 26, 2023

101.INS	Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRLTaxonomy Extension Calculation Linkbase Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
Directors and Officers of the Depositor
The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below, unless otherwise indicated, their principal address is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.
Name and Principal Business Address	Positions and Offices with Depositor
Deborah M. Ackerman	Director
Morotoluwa Adebiyi	Vice President and Chief Compliance Officer

Name and Principal Business Address	Positions and Offices with Depositor
N. Cornell Boggs III	Chair of the Board of Directors
Kenneth A. Carow	Director
Bradford N. Creswell	Director
Lynn Crump-Caine	Director
Eric J. Draut	Director
Kirk D. Farney	Director
Rev. Mark A. Jeske	Director
Paul R. Johnston	Executive Vice President, Chief Legal Officer, General Counsel & Secretary
Jill B. Louis	Director
Kathryn V. Marinello	Director
Brian J. McGrane	Director
Nichole B. Pechet	Director
Teresa J. Rasmussen	President, Chief Executive Officer, and Director
Angela S. Rieger	Director
David S. Royal	Executive Vice President, Chief Financial & Investment Officer
Persons Controlled by or Under Common Control with Depositor or Registrant
Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.
The following list shows the persons directly or indirectly controlled by Thrivent Financial. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Organization
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.[1]	Holding company with no independent operations	Delaware

North Meadows Investment Ltd.[2]	Real estate development and investment corporation	Wisconsin
Thrivent Advisor Network, LLC[2]	Investment adviser	Delaware
Thrivent Asset Management, LLC[2]	Investment adviser	Delaware
Thrivent Distributors, LLC[2]	Limited purpose broker-dealer	Delaware
Thrivent Financial Investor Services Inc.[2]	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.[2]	Life and health insurance agency	Minnesota
Newman Financial Services, LLC[3]	Long-term care insurance agency	Minnesota
Thrivent Investment Management Inc.[2]	Broker-dealer and investment adviser	Delaware
Thrivent Trust Company[2]	Federally chartered limited purpose trust bank	Federal Charter
Gold Ring Holdings, LLC[1]	Holding vehicle	Delaware
Thrivent Education Funding, LLC[1]	Special purpose entity	Delaware
Blue Rock Holding Company[1,8]	Holding vehicle	Delaware
Castle Lending Enterprises, LLC[1,9]	Special purpose entity	Delaware
College Avenue Student Loans, LLC[1,10]	Special purpose entity	Delaware
College Avenue Administrator, LLC[1,11]	Special purpose entity	Delaware
College Ave Depositor, LLC[1,12]	Special purpose entity	Delaware
College Ave Holdings 2017-A, LLC[2,13]	Special purpose entity	Delaware

Thrivent Financial Entities	Primary Business	State of Organization
College Ave Holdings 2018-A, LLC[2,14]	Special purpose entity	Delaware
College Ave Holdings 2019-A, LLC[2,15]	Special purpose entity	Delaware
College Ave Student Loan Servicing, LLC[1,16]	Special purpose entity	Delaware
Museum Finance, LLC[1,17]	Special purpose entity	Delaware
White Rose CFO 2023 Holdings, LLC	Holding vehicle	Delaware
White Rose CFO 2023, LLC	Special purpose entity	Delaware
White Rose GP I, LLC[4,18]	General partner	Delaware
White Rose Fund I Fund of Funds, L.P.[5,19]	Private equity fund	Delaware
Thrivent White Rose GP II, LLC[4,20]	General partner	Delaware
Thrivent White Rose Fund II, Fund of Funds L.P.[5,21]	Private equity fund	Delaware
Thrivent White Rose GP III, LLC[4,22]	General partner	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[5,23]	Private equity	Delaware
Thrivent White Rose Fund GP IV, LLC[4,24]	General partner	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[5,25]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[5,26]	Private equity fund	Delaware
Thrivent White Rose GP V, LLC[4,27]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[5,28]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[5,29]	Private equity fund	Delaware
Thrivent White Rose GP VI, LLC[4,30]	General partner	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[5,31]	Private equity fund	Delaware
Thrivent White Rose GP VII, LLC[4,32]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[5,33]	Private equity fund	Delaware
Thrivent White Rose VII Equity Direct, Corporation	Private equity fund	Delaware
Thrivent White Rose Fund VII Fund of Funds, L.P.[5,34]	Private equity fund	Delaware
Thrivent White Rose GP VIII, LLC[4,35]	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[5,36]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[5,37]	Private equity fund	Delaware
Thrivent White Rose GP IX, LLC[4,38]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[5,39]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[5,40]	Private equity fund	Delaware
Thrivent White Rose GP X, LLC[2,41]	General partner	Delaware
Thrivent White Rose Fund X, Equity Direct, L.P.[5,42]	Private equity fund	Delaware
Thrivent White Rose X, Equity Direct, Corporation	Private equity fund	Delaware
Thrivent White Rose Fund X, Fund of Funds, L.P.[5,43]	Private equity fund	Delaware
Thrivent White Rose GP XI, LLC[4,44]	General partner	Delaware
Thrivent White Rose Fund XI Equity Direct, L.P.[5,45]	Private equity fund	Delaware
Thrivent White Rose Fund XI Equity Direct, Corporation II	Private equity fund	Delaware
Thrivent White Rose Fund XI Fund of Funds, L.P.[5,46]	Private equity fund	Delaware
Thrivent White Rose GP XII, LLC,[4,47]	General Partner	Delaware
Thrivent White Rose Fund XII Equity Direct, L.P.[5,48]	Private equity fund	Delaware
Thrivent White Rose XII Equity Direct, Corporation I	Private equity fund	Delaware
Thrivent White Rose XII Equity Direct, Corporation II	Private equity fund	Delaware
Thrivent White Rose Fund XII Fund of Funds, L.P.[5,49]	Private equity fund	Delaware
Thrivent White Rose GP, XIII, LLC[4,50]	General Partner	Delaware
Thrivent White Rose Fund XIII Equity Direct, L.P.[5,51]	Private equity fund	Delaware
Thrivent White Rose Fund XIII Fund of Funds, L.P.[5,52]	Private equity fund	Delaware
Thrivent White Rose GP, XIV, LLC[4,53]	General Partner	Delaware
Thrivent White Rose Fund XIV Equity Direct, L.P.[5,54]	Private equity fund	Delaware
Thrivent White Rose Fund XIV Fund of Funds, L.P.[5,55]	Private equity fund	Delaware
Thrivent White Rose GP XV Fund of Funds, LLC[4]	General Partner	Delaware
Thrivent White Rose Fund XV Fund of Funds, L.P.[5,56]	Private equity fund	Delaware
Thrivent White Rose Feeder XV Fund of Funds, LLC[6]	Private equity fund	Delaware

Thrivent Financial Entities	Primary Business	State of Organization
Thrivent White Rose GP XV Equity Direct, LLC[4]	General Partner	Delaware
Thrivent White Rose Fund XV Equity Direct, L.P.[5,57]	Private equity fund	Delaware
Thrivent White Rose Feeder XV Equity Direct, LLC[6]	Private equity fund	Delaware
Thrivent White Rose Opportunity Fund GP, LLC[1,58]	General partner	Delaware
Thrivent White Rose Opportunity Fund, LP1,59	Investment subsidiary	Delaware
Thrivent White Rose Real Estate GP I, LLC[4,60]	General partner	Delaware
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P.[5,61]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP II, LLC[4,62]	General partner	Delaware
Thrivent White Rose Real Estate Fund II, L.P.[5,63]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP III, LLC[4,64]	General partner	Delaware
Thrivent White Rose Real Estate Fund III, L.P.[5,65]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP IV, LLC[4]	General partner	Delaware
Thrivent White Rose Real Estate Fund IV, L.P.[5,68]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate Feeder IV, LLC6,	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP V, LLC[4]	General Partner	Delaware
Thrivent White Rose Real Estate Fund V, L.P.[5,66]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate Feeder V, LLC[6]	Private equity real estate fund	Delaware
Thrivent White Rose Endurance GP, LLC[4,67]	General partner	Delaware
Thrivent White Rose Endurance Fund, L.P.[5,68]	Private equity fund	Delaware
Thrivent White Rose Endurance GP II, LLC[4,69]	General partner	Delaware
Thrivent White Rose Endurance Fund II, L.P.[5,70]	Private equity fund	Delaware
Thrivent White Rose Endurance GP III, LLC[4,71]	General partner	Delaware
Thrivent White Rose Endurance Fund III, L.P.[5,72]	Private equity fund	Delaware
Thrivent White Rose Endurance Feeder III, LLC[6,73]	Private equity fund	Delaware
Twin Bridge Capital Partners, LLC[7,74]	Investment adviser	Delaware

1
Wholly owned subsidiary of Thrivent Financial.
2
Wholly owned subsidiary of Thrivent Financial Holdings, Inc. Thrivent Financial is the ultimate controlling entity.
3
Wholly owned subsidiary of Thrivent Insurance Agency Inc. Thrivent Financial is the ultimate controlling entity.
4
Directly controlled by Thrivent Financial, which is the managing member and owns an interest in the limited liability company.
5
Directly controlled by Thrivent Financial. The fund is a pooled investment vehicle organized primarily for the purpose of investing assets of Thrivent Financial’s general account.
6
Directly controlled by Thrivent Financial. The fund is a pooled investment vehicle organized primarily for the purpose of investing assets of Thrivent Financial’s general account. The feeder entity is a feeder fund of the fund.
7
Directly controlled by Thrivent Financial. Investment advisory clients include Pacific Street Fund, Twin Bridge Narrow Gate Fund, and Twin Bridge Titan Fund limited partnerships.
8
Thrivent Financial has a 69.400% ownership interest.
9
Thrivent Financial has a 100% ownership interest.
10
Thrivent Financial has a 100% ownership interest.
11
Thrivent Financial has a 100% ownership interest.
12
Thrivent Financial has a 100% ownership interest.
13
Thrivent Financial has a 20.000% ownership interest.
14
Thrivent Financial has a 20.000% ownership interest.
15
Thrivent Financial has a 20.000% ownership interest.
16
Thrivent Financial has a 100% ownership interest.
17
Thrivent Financial has a 100% ownership interest.
18
Thrivent Financial has a 85.000% ownership interest.
19
Thrivent Financial has a 99.829% ownership interest.
20
Thrivent Financial has a 77.500% ownership interest.
21
Thrivent Financial has a 99.831% ownership interest.
22
Thrivent Financial has a 77.500% ownership interest.
23
Thrivent Financial has a 99.815% ownership interest.

24
Thrivent Financial has a 75.500% ownership interest.
25
Thrivent Financial has a 98.978% ownership interest.
26
Thrivent Financial has a 99.828% ownership interest.
27
Thrivent Financial has a 74.750% ownership interest.
28
Thrivent Financial has a 99.079% ownership interest.
29
Thrivent Financial has a 99.820% ownership interest.
30
Thrivent Financial has a 48.000% ownership interest.
31
Thrivent Financial has a 99.867% ownership interest.
32
Thrivent Financial has a 48.000% ownership interest.
33
Thrivent Financial has a 98.856% ownership interest.
34
Thrivent Financial has a 99.831% ownership interest.
35
Thrivent Financial has a 25.000% ownership interest.
36
Thrivent Financial has a 98.634% ownership interest.
37
Thrivent Financial has a 99.680% ownership interest.
38
Thrivent Financial has a 37.000% ownership interest.
39
Thrivent Financial has a 98.620% ownership interest.
40
Thrivent Financial has a 99.881% ownership interest.
41
Thrivent Financial has a 34.000% ownership interest.
42
Thrivent Financial has a 98.296% ownership interest.
43
Thrivent Financial has a 99.881% ownership interest.
44
Thrivent Financial has a 17.500% ownership interest.
45
Thrivent Financial has a 98.582% ownership interest.
46
Thrivent Financial has a 99.871% ownership interest.
47
Thrivent Financial has a 25.000% ownership interest.
48
Thrivent Financial has a 99.112% ownership interest.
49
Thrivent Financial has a 99.919% ownership interest.
50
Thrivent Financial has a 15.000% ownership interest.
51
Thrivent Financial has a 98.593% ownership interest.
52
Thrivent Financial has a 99.933% ownership interest.
53
Thrivent Financial has a 11.500% ownership interest.
54
Thrivent Financial has a 99.188% ownership interest.
55
Thrivent Financial has a 99.918% ownership interest.
56
Thrivent Financial has a 99.790% ownership interest.
57
Thrivent Financial has a 99.113% ownership interest.
58
Thrivent Financial has a 100% ownership interest.
59
Thrivent Financial has a 100% ownership interest.
60
Thrivent Financial has a 40.000% ownership interest.
61
Thrivent Financial has a 99.140% ownership interest.
62
Thrivent Financial has a 23.000% ownership interest.
63
Thrivent Financial has a 99.683% ownership interest.
64
Thrivent Financial has a 19.000% ownership interest.
65
Thrivent Financial has a 99.900% ownership interest.
66
Thrivent Financial has a 99.893% ownership interest.
67
Thrivent Financial has a 99.886% ownership interest.
68
Thrivent Financial has a 15.000% ownership interest.
69
Thrivent Financial has a 99732% ownership interest.
70
Thrivent Financial has a 11.500% ownership interest.
71
Thrivent Financial has a 99.906% ownership interest.
72
Thrivent Financial has a 99.846% ownership interest.
73
Thrivent Financial has a 99.846% ownership interest.

Thrivent Financial has a 49.000% ownership interest.
The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

1.
Thrivent Variable Life Account I
2.
Thrivent Variable Insurance Account A
3.
Thrivent Variable Insurance Account B
4.
Thrivent Variable Insurance Account C
5.
Thrivent Variable Annuity Account I
6.
Thrivent Variable Annuity Account II
7.
Thrivent Variable Annuity Account A
8.
Thrivent Variable Annuity Account B
9.
Thrivent Variable Annuity Account C
Indemnification
Section 33 of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.
Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Principal Underwriter
(a) Other activity. Thrivent Investment Management Inc. is the principal underwriter of the Contracts.
(b) Management. The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.
Name and Principal Business Address	Position and Offices with Underwriter
Nicholas M. Cecere	Director

Name and Principal Business Address	Position and Offices with Underwriter
Thomas J. Birr 4321 North Ballard Road Appleton WI 54919	Vice President
Christopher J. Osborne	Vice President, Supervision
David J. Kloster	President and Director
Andrea C. Golis	Chief Compliance Officer
Kris Albers	Treasurer
Paul R. Johnston	Director
Stephen C. Kennedy	Director
Kathleen M. Koelling 4321 North Ballard Road Appleton WI 54919	Privacy Officer
Tonia Nicole James Gilchrist	Chief Legal Officer and Secretary
Sharon K. Minta 4321 North Ballard Road Appleton WI 54919	Anti-Money Laundering Officer
Cynthia J. Nigbur	Assistant Secretary
Jessica E. English	Assistant Secretary
Mary E. Faulkner 4321 North Ballard Road Appleton WI 54919	Chief Information Security Officer
(c) Compensation from Registrant. Not Applicable.
Management Services
Not Applicable.
Fee Representation
Depositor hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 333-237618, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the state of Minnesota on the 29th day of January, 2024.
Thrivent Variable Annuity Account I (Registrant)

By:	/s/Tonia Nicole James Gilchrist
Vice President and Managing Counsel on behalf of the Registrant

Thrivent Financial for Lutherans (Depositor)
By:	/s/Tonia Nicole James Gilchrist
Vice President and Managing Counsel on behalf of the Depositor
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below.
Teresa J. Rasmussen*	President, Chief Executive Officer and Director (Principal Executive Officer)

David S. Royal*	Executive Vice President, Chief Financial & Investment Officer
Paul R. Johnston*	Executive Vice President, Chief Legal Officer, General Counsel & Secretary
Deborah M. Ackerman*	Director
N. Cornell Boggs III*	Chair of the Board
Kenneth A. Carow*	Director
Bradford N. Creswell*	Director
Lynn Crump-Caine*	Director
Eric J. Draut*	Director
Kirk D. Farney*	Director
Mark A. Jeske*	Director
Jill B. Louis*	Director
Kathryn V. Marinello*	Director
Brian J. McGrane*	Director
Nichole B. Pechet*	Director
Angela S. Rieger*	Director
* Tonia Nicole James Gilchrist, by signing her name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.
/s/Tonia Nicole James Gilchrist	January 29, 2024
Tonia Nicole James Gilchrist Attorney-in-Fact	Date

INDEX TO EXHIBITS
THRIVENT VARIABLE ANNUITY ACCOUNT I
The exhibits below represent only those exhibits which are newly filed with this Registration Statement.
EXHIBIT NO.
EX (k)	Opinion of Counsel as to the legality of the securities being registered (including written consent)
EX (o)	Form of Initial Summary Prospectus